united states

securities and exchange commission

washington, d.c. 20549

form n-csr

certified shareholder report of registered

management investment companies

Investment Company Act file number	811-04665

Commonwealth International Series Trust

(Exact name of registrant as specified in charter)

791 Town & Country Blvd.,

Houston, TX 77024-3925

(Address of principal executive offices)

(Zip code)

CT Corporation System

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(888) 345-1898

Date of fiscal year end:	10/31/2024

Date of reporting period:	4/30/2025

Item 1. Reports to Stockholders.

(a)

Africa Fund

(CAFRX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Africa Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/commonwealth/. You can also request this information by contacting us at (888) 345-1898.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Africa Fund	$87	1.75%

How did the Fund perform during the reporting period?

The Africa Fund reported a net asset value (NAV) decrease to $8.53 per share as of April 30, 2025, down from $8.92 per share on October 31, 2024. This represents a -0.43% return, including a distribution of $0.355 per share made in December 2024.

Contributors: Key positive drivers of return included investments in the materials, communications, and information technology sectors. The Fund’s holdings in the following five securities positively impacted performance: Gold Fields Ltd (ADR), AngloGold Ashanti Plc, Datatec Ltd., MTN Group Ltd. (ADR) and Naspers Ltd.

Detractors: Exposure to the industrial, health care, and consumer staples sectors detracted from the Fund’s performance. The Fund’s investments in the following securities negatively affected returns: Aspen Pharmacare Holdings Ltd., Motus Holdings Ltd., Grindrod Ltd., Bidvest Group Ltd., and Sappi Limited.  Additionally, the -5.2% depreciation in the South African rand against the U.S. dollar had a negative impact on the Fund’s returns.

The Fund’s portfolio, consisting of 39 equity positions (common stocks and ADRs), a South African Government bond, and a money market fund, maintained a diversified strategy focused on assets with attractive fundamentals.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Africa Fund
Dow Jones Africa Titans 50 Index
MSCI Emerging Markets Index
$15,000
$10,000
$5,000
$0
$13,537
$10,035
$10,015
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	Africa Fund	Dow Jones Africa Titans 50 Index	MSCI Emerging Markets Index
Apr-2015	$10,000	$10,000	$10,000
Apr-2016	$7,886	$8,166	$8,213
Apr-2017	$8,709	$8,172	$9,785
Apr-2018	$10,502	$9,994	$11,910
Apr-2019	$8,801	$8,977	$11,309
Apr-2020	$5,254	$6,974	$9,952
Apr-2021	$8,827	$9,263	$14,800
Apr-2022	$9,518	$9,597	$12,087
Apr-2023	$8,170	$8,639	$11,300
Apr-2024	$8,029	$8,637	$12,416
Apr-2025	$10,015	$10,035	$13,537

Average Annual Total Returns

	1 Year	5 Years	10 Years
Africa Fund	24.74%	13.77%	0.02%
Dow Jones Africa Titans 50 Index	16.18%	7.55%	0.03%
MSCI Emerging Markets Index	9.02%	6.35%	3.07%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.commonwealthfunds.com for more recent performance information.

What did the Fund invest in?

Fund Statistics

Net Assets	$4,193,800
Number of Portfolio Holdings	41
Advisory Fee (net of waivers)	$0
Portfolio Turnover	0%

Country Weighting (% of net assets)

Value	Value
Egypt	1.8%
United States	2.4%
United Kingdom	4.9%
South Africa	90.6%

Sector Weighting (% of net assets)

Financials 34.9%
Materials 16.2%
Consumer Discretionary 12.0%
Communications 11.2%
Consumer Staples 9.5%
Industrials 5.3%
Real Estate 5.0%
Money Market Funds 2.4%
Sovereign 2.0%
Health Care 1.2%
Other Assets in Excess of Liabilities 0.3%

Value	Value
Other Assets in Excess of Liabilities	0.3%
Health Care	1.2%
Sovereign	2.0%
Money Market Funds	2.4%
Real Estate	5.0%
Industrials	5.3%
Consumer Staples	9.5%
Communications	11.2%
Consumer Discretionary	12.0%
Materials	16.2%
Financials	34.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Capitec Bank Holdings Ltd.	13.3%
Naspers Ltd., N Shares	6.5%
Gold Fields Ltd.	4.4%
DataTec Ltd.	3.8%
Shoprite Holdings Ltd.	3.3%
Discovery Ltd.	3.2%
Momentum Metropolitan Holdings	3.1%
AngloGold Ashanti PLC	3.0%
Mr. Price Group Ltd.	2.9%
MTN Group Ltd.	2.8%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Where can I find additional information about the Fund?

Additional information is available on the following website (https://funddocs.filepoint.com/commonwealth/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Africa Fund

Semi-Annual Shareholder Report - April 30, 2025

TSR-SAR 043025-CAFRX

Commonwealth Australia/New Zealand Fund

(CNZLX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Commonwealth Australia/New Zealand Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/commonwealth/. You can also request this information by contacting us at (888) 345-1898.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commonwealth Australia/New Zealand Fund	$144	2.96%

How did the Fund perform during the reporting period?

The Commonwealth Australia/New Zealand Fund reported a net asset value (NAV) decrease to $10.55 per share as of April 30, 2025, down from $11.06 per share on October 31, 2024. This represents a -3.25% return, including a distribution of $0.151 per share made in December 2024.

Contributors: The Fund’s investments in the consumer discretionary, information technology, and communication services sectors had a positive impact on performance. Specific holdings that contributed positively included: Millennium & Copthorne Hotels New Zealand, Marsden Maritime Holdings, South Port New Zealand, ikeGPS Group Ltd., and Telstra Group Ltd.

Detractors: The Fund’s investments in the health care and financial sectors negatively impacted performance. The Fund’s investments in the following securities also negatively affected returns: Infratil Ltd., Mainfreight Ltd., Ryman Healthcare Ltd., Brisco Group Ltd., and CSL Ltd. Additionally, the depreciation of both the New Zealand dollar (-0.5%) and Australian dollar (-2.6%) against the U.S. dollar had a negative impact on the Fund’s returns.

The Fund’s portfolio, consisting of 37 equity positions (common stock and ADRs) and a money market fund, maintained a diversified strategy focused on assets with attractive fundamentals.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Commonwealth Australia/New Zealand Fund
Australian All Ordinaries Index
MSCI ACWI ex USA Index
NZX 50 Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$19,753
$16,032
$16,012
$11,435
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	Commonwealth Australia/New Zealand Fund	Australian All Ordinaries Index	MSCI ACWI ex USA Index	NZX 50 Index
Apr-2015	$10,000	$10,003	$10,000	$9,999
Apr-2016	$9,967	$9,419	$8,872	$10,794
Apr-2017	$11,458	$10,956	$9,989	$11,489
Apr-2018	$12,034	$11,940	$11,578	$13,505
Apr-2019	$11,957	$12,461	$11,205	$15,167
Apr-2020	$10,179	$10,594	$9,915	$14,676
Apr-2021	$15,800	$16,911	$14,176	$20,697
Apr-2022	$14,692	$17,345	$12,714	$17,415
Apr-2023	$12,823	$16,699	$13,102	$16,864
Apr-2024	$10,953	$18,223	$14,324	$16,014
Apr-2025	$11,435	$19,753	$16,032	$16,012

Average Annual Total Returns

	1 Year	5 Years	10 Years
Commonwealth Australia/New Zealand Fund	4.39%	2.35%	1.35%
Australian All Ordinaries Index	8.46%	13.27%	7.04%
MSCI ACWI ex USA Index	11.92%	10.09%	4.83%
NZX 50 Index	-0.03%	1.75%	4.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.commonwealthfunds.com for more recent performance information.

What did the Fund invest in?

Fund Statistics

Net Assets	$11,328,691
Number of Portfolio Holdings	38
Advisory Fee	$41,746
Portfolio Turnover	1%

Country Weighting (% of net assets)

Value	Value
United States	1.1%
Australia	39.1%
New Zealand	59.4%

Sector Weighting (% of net assets)

Industrials 37.6%
Health Care 13.8%
Utilities 10.8%
Materials 8.8%
Consumer Discretionary 8.4%
Financials 6.4%
Communications 5.4%
Real Estate 3.5%
Consumer Staples 2.6%
Energy 1.2%
Money Market Funds 1.1%
Other Assets in Excess of Liabilities 0.4%

Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	1.1%
Energy	1.2%
Consumer Staples	2.6%
Real Estate	3.5%
Communications	5.4%
Financials	6.4%
Consumer Discretionary	8.4%
Materials	8.8%
Utilities	10.8%
Health Care	13.8%
Industrials	37.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
South Port New Zealand Ltd.	11.5%
Infratil Ltd.	8.7%
Mainfreight Ltd.	5.8%
Brambles Ltd.	5.4%
Freightways Ltd.	5.4%
Millennium & Copthorne Hotels New Zealand Ltd.	4.4%
Briscoe Group Ltd.	4.0%
Telstra Corp. Ltd.	4.0%
CSL Ltd.	3.5%
Qube Holdings Ltd.	3.4%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Where can I find additional information about the Fund?

Additional information is available on the following website (https://funddocs.filepoint.com/commonwealth/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Commonwealth Australia/New Zealand Fund

Semi-Annual Shareholder Report - April 30, 2025

TSR-SAR 043025-CNZLX

Commonwealth Global Fund

(CNGLX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Commonwealth Global Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/commonwealth/. You can also request this information by contacting us at (888) 345-1898.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commonwealth Global Fund	$124	2.57%

How did the Fund perform during the reporting period?

The Commonwealth Global Fund reported a net asset value (NAV) decreased to $19.16 per share as of April 30, 2025, down from $20.81 per share on October 31, 2024. This represents a -4.95% return, including a distribution of $0.679 per share made in December 2024.

Contributors: The Fund’s investments in consumer discretionary, financials, and utilities had a positive impact. Geographically, investments in Japan, Norway, Germany, India and Switzerland contributed positively to the Fund’s performance. The Fund’s investments in the following securities also positively impacted performance: Sony Group Corp ADR., Siemens AG ADR., Gjensidige Forsikring ASA ADR, Group 1 Automotive Inc., HDFC Bank Ltd ADR.

Detractors: The Fund’s investments in the information technology, health care, industrials, and energy sectors negatively affected returns. Geographically, investments in the U.S., South Africa, and Israel had a negative impact. The Fund’s investments in the following securities negatively affected returns: Miller Industries Inc., Novo-Nordisk A/S ADR., NetApp Inc., Thermo Fisher Scientific Inc., and Skyworks Solutions Inc.

The portfolio, consisting of 42 equity positions (common stocks and ADRs) and a money market fund, maintained a diversified strategy focused on assets with attractive fundamentals.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Commonwealth Global Fund
MSCI ACWI Net
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$22,879
$12,978
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	Commonwealth Global Fund	MSCI ACWI Net
Apr-2015	$10,000	$10,000
Apr-2016	$8,582	$9,434
Apr-2017	$9,384	$10,861
Apr-2018	$10,014	$12,400
Apr-2019	$10,201	$13,028
Apr-2020	$9,199	$12,382
Apr-2021	$13,161	$18,046
Apr-2022	$12,029	$17,064
Apr-2023	$12,177	$17,416
Apr-2024	$12,958	$20,457
Apr-2025	$12,978	$22,879

Average Annual Total Returns

	1 Year	5 Years	10 Years
Commonwealth Global Fund	0.15%	7.13%	2.64%
MSCI ACWI Net	11.84%	13.07%	8.63%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.commonwealthfunds.com for more recent performance information.

What did the Fund invest in?

Fund Statistics

Net Assets	$15,728,682
Number of Portfolio Holdings	43
Advisory Fee	$62,215
Portfolio Turnover	5%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Real Estate	0.7%
Money Market Funds	2.2%
Utilities	2.2%
Materials	2.5%
Communications	2.8%
Energy	4.5%
Consumer Discretionary	10.8%
Financials	10.7%
Health Care	11.9%
Consumer Staples	12.2%
Industrials	14.5%
Technology	24.7%

Country Weighting (% of net assets)

United States
51.1%
United Kingdom
9.9%
Germany
5.9%
Japan
5.5%
Switzerland
5.0%
India
3.7%
Norway
3.0%
France
3.0%
Israel
2.7%
South Africa
2.3%
Taiwan Province of China
2.1%
Denmark
1.7%
Panama
1.7%
Mexico
1.1%
Ireland
1.0%

Value	Value
Ireland	1.0%
Mexico	1.1%
Panama	1.7%
Denmark	1.7%
Taiwan Province of China	2.1%
South Africa	2.3%
Israel	2.7%
France	3.0%
Norway	3.0%
India	3.7%
Switzerland	5.0%
Japan	5.5%
Germany	5.9%
United Kingdom	9.9%
United States	51.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	6.1%
Siemens AG	5.1%
Group 1 Automotive, Inc.	4.8%
NetApp, Inc.	4.0%
Microsoft Corp.	3.8%
HDFC Bank Ltd.	3.7%
Thermo Fisher Scientific, Inc.	3.7%
Miller Industries, Inc.	3.4%
AstraZeneca PLC	3.4%
Norfolk Southern Corp.	3.4%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Where can I find additional information about the Fund?

Additional information is available on the following website (https://funddocs.filepoint.com/commonwealth/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Commonwealth Global Fund

Semi-Annual Shareholder Report - April 30, 2025

TSR-SAR 043025-CNGLX

Commonwealth Japan Fund

(CNJFX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Commonwealth Japan Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/commonwealth/. You can also request this information by contacting us at (888) 345-1898.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commonwealth Japan Fund	$89	1.75%

How did the Fund perform during the reporting period?

The Commonwealth Japan Fund reported a net asset value (NAV) increase to $3.94 per share as of April 30, 2025, up from $3.79 per share on October 31, 2024. This represents a 4.56% return, including a distribution of $0.022 per share made in December 2024.

Contributors: The Fund’s gains were primarily driven by investments in the industrial, financial, and consumer discretionary sectors. The Fund’s holdings in the following five securities positively impacted its performance: Kajima Corp, Sompo Holdings Inc., T&D Holdings Inc., Sugi Holdings Co Ltd., and Yamae Group Holdings Co Ltd. Additionally, the 6.3% appreciation in the Japanese Yen against the U.S. dollar had a positive impact on the Fund’s returns.

Detractors: The Fund’s investments in health care, materials, and utilities sectors negatively affected returns. Specific holdings that contributed to the underperformance included: Hoya Corp, Kansai Electric Power Co Inc., Unicharm Corp, Shin-Etsu Chemical Co Ltd., and Mitsubishi Gas Chemical Co.

The Fund’s portfolio, consisting of 48 equity holdings (common stock and ADRs), one investment-grade corporate bond, and a money market fund, maintained a diversified strategy focused on assets with attractive fundamentals.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Commonwealth Japan Fund
Tokyo Stock Price Index
$20,000
$15,000
$10,000
$5,000
$0
$17,695
$12,341
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	Commonwealth Japan Fund	Tokyo Stock Price Index
Apr-2015	$10,000	$10,000
Apr-2016	$9,791	$9,486
Apr-2017	$10,328	$10,768
Apr-2018	$12,090	$13,005
Apr-2019	$11,373	$11,853
Apr-2020	$10,776	$11,481
Apr-2021	$12,985	$14,901
Apr-2022	$10,453	$12,739
Apr-2023	$10,920	$13,643
Apr-2024	$11,678	$16,090
Apr-2025	$12,341	$17,695

Average Annual Total Returns

	1 Year	5 Years	10 Years
Commonwealth Japan Fund	5.68%	2.75%	2.13%
Tokyo Stock Price Index	9.97%	9.04%	5.87%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.commonwealthfunds.com for more recent performance information.

What did the Fund invest in?

Fund Statistics

Net Assets	$6,470,082
Number of Portfolio Holdings	50
Advisory Fee (net of waivers)	$0
Portfolio Turnover	4%

Country Weighting (% of net assets)

Value	Value
United States	4.7%
Japan	94.3%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Money Market Funds	1.0%
Communications	1.1%
Energy	1.2%
Utilities	1.4%
Materials	3.3%
Real Estate	3.7%
Consumer Discretionary	8.7%
Technology	9.7%
Consumer Staples	10.7%
Health Care	12.2%
Financials	18.3%
Industrials	27.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kajima Corp.	4.7%
Terumo Corp.	4.4%
Hitachi Ltd.	4.0%
Hoya Corp.	4.0%
Asahi Intecc Co. Ltd.	3.8%
Dai-ichi Life Holdings, Inc.	3.5%
Sompo Holdings, Inc.	3.5%
T&D Holdings, Inc.	3.3%
Meidensha Corp.	3.2%
Fast Retailing Co. Ltd.	3.1%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Where can I find additional information about the Fund?

Additional information is available on the following website (https://funddocs.filepoint.com/commonwealth/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Commonwealth Japan Fund

Semi-Annual Shareholder Report - April 30, 2025

TSR-SAR 043025-CNJFX

Commonwealth Real Estate Securities Fund

(CNREX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Commonwealth Real Estate Securities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/commonwealth/. You can also request this information by contacting us at (888) 345-1898.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commonwealth Real Estate Securities Fund	$124	2.61%

How did the Fund perform during the reporting period?

The Commonwealth Real Estate Securities Fund reported a net asset value (NAV) decrease to $22.42 per share as of April 30, 2025, down from $24.71 per share on October 31, 2024. This represents a -7.69% return, including a distribution of $0.426 per share made in December 2024.

Contributors: The Fund’s investments in the industrial sector had a positive impact on its returns. The Fund’s holdings in the following securities also positively affected its performance: Grupo Aeroportuario del Sureste ADR, Kajima Corp ADR, Tecnoglass Inc., Summit Materials Inc., and American Tower Corp.

Detractors: The Fund’s investments in the following securities negatively impacted returns: Iron Mountain, Inc., James Hardie Industries Plc ADR, Lennar Corp, DR Horton Inc., and HA Sustainable Infrastructure.

The portfolio, consisting of 43 equity positions (common stocks, ADRs, and REITs), three fixed-income positions of investment-grade bonds, and a money market fund, maintained a diversified strategy focused on assets with attractive fundamentals.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Commonwealth Real Estate Securities Fund
MSCI US REIT Index
$20,000
$15,000
$10,000
$5,000
$0
$17,324
$16,116
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	Commonwealth Real Estate Securities Fund	MSCI US REIT Index
Apr-2015	$10,000	$10,001
Apr-2016	$9,756	$10,792
Apr-2017	$10,783	$11,427
Apr-2018	$11,094	$11,066
Apr-2019	$11,659	$13,135
Apr-2020	$9,953	$11,262
Apr-2021	$14,451	$15,481
Apr-2022	$14,421	$17,274
Apr-2023	$13,622	$14,734
Apr-2024	$15,395	$14,991
Apr-2025	$16,116	$17,324

Average Annual Total Returns

	1 Year	5 Years	10 Years
Commonwealth Real Estate Securities Fund	4.69%	10.12%	4.89%
MSCI US REIT Index	15.57%	8.99%	5.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.commonwealthfunds.com for more recent performance information.

What did the Fund invest in?

Fund Statistics

Net Assets	$15,380,804
Number of Portfolio Holdings	47
Advisory Fee	$59,788
Portfolio Turnover	3%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Non-Listed Reit	0.3%
Consumer Staples	0.7%
Money Market Funds	1.2%
U.S. Treasury Obligations	4.9%
Financials	6.3%
Industrials	13.3%
Materials	15.8%
Consumer Discretionary	15.9%
Real Estate	41.5%

Country Weighting (% of net assets)

United States
69.3%
Colombia
9.1%
Ireland
5.5%
Mexico
4.9%
United Kingdom
4.3%
Brazil
2.0%
Hong Kong
1.8%
Japan
1.8%
Australia
1.2%

Value	Value
Australia	1.2%
Japan	1.8%
Hong Kong	1.8%
Brazil	2.0%
United Kingdom	4.3%
Mexico	4.9%
Ireland	5.5%
Colombia	9.1%
United States	69.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Tecnoglass, Inc.	9.1%
Lennox International, Inc.	6.0%
InterContinental Hotels Group PLC	4.3%
Iron Mountain, Inc.	4.2%
James Hardie Industries PLC	3.9%
Lowe's Cos., Inc.	3.8%
Grupo Aeroportuario del Sureste S.A.B. de C.V.	3.7%
American Tower Corp., Class A	3.6%
Digital Realty Trust, Inc.	3.5%
D.R. Horton, Inc.	3.3%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Where can I find additional information about the Fund?

Additional information is available on the following website (https://funddocs.filepoint.com/commonwealth/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Commonwealth Real Estate Securities Fund

Semi-Annual Shareholder Report - April 30, 2025

TSR-SAR 043025-CNREX

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not applicable – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

Not applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Commonwealth Australia/New Zealand Fund

Africa Fund

Commonwealth Japan Fund

Commonwealth Global Fund

Commonwealth Real Estate Securities Fund

Semi-Annual Financial Statements

and Additional Information

April 30, 2025

Commonwealth International Series Trust

791 Town & Country Blvd, Suite 250

Houston, Texas 77024-3925

Telephone: 1-888-345-1898

www.commonwealthfunds.com

Commonwealth International Series Trust

Schedule of Investments

April 30, 2025 - (Unaudited)

COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

	Shares	Fair Value
COMMON STOCKS (98.45%)
Australia (38.99%)
Biotech (3.55%)
CSL Ltd.	2,500	$402,220

Containers & Packaging (5.36%)
Brambles Ltd.	46,216	607,567

Diversified Banks (1.67%)
Macquarie Group Ltd.	1,525	189,001

Environmental & Facilities Services (1.83%)
Cleanaway Waste Management Ltd.	124,496	207,374

Exploration & Production (1.14%)
Woodside Energy Group Ltd. - ADR	10,000	129,500

Gas Utilities (2.07%)
APA Group	44,549	234,604

Health Care Facilities (0.72%)
Ramsay Health Care Ltd.	3,816	81,312

Health Care Services (2.71%)
Sonic Healthcare Ltd.	18,382	307,132

Internet Media & Services (1.39%)
Webjet Ltd.(a)	57,000	157,390

Iron (0.97%)
BHP Group Ltd. - ADR	2,300	109,365

Logistics Services (3.44%)
Qube Holdings Ltd.	153,645	389,797

Medical Devices (2.72%)
Cochlear Ltd.	1,750	307,856

Mineral & Precious Stone Mining (2.44%)
Lynas Rare Earth Ltd. - ADR(a)	49,800	276,141

P&C Insurance (2.56%)
QBE Insurance Group Ltd.	16,915	233,964
Suncorp Group Ltd.	4,300	55,813
		289,777
Retail REITs (1.16%)
Scentre Group Ltd.	56,509	131,054

Transport Operations & Services (1.28%)
Transurban Group	16,088	145,430

Wireless Telecommunications (3.98%)
Telstra Corp. Ltd.	155,948	450,590

Total Australia		4,416,110

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Schedule of Investments (continued)

April 30, 2025 - (Unaudited)

COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

	Shares	Fair Value
COMMON STOCKS (98.45%) - continued
New Zealand (59.46%)
Alcoholic Beverages (0.44%)
Delegat Group Ltd.	21,456	$49,758

Courier Services (5.35%)
Freightways Ltd.	103,540	606,451

Flow Control Equipment (3.32%)
Skellerup Holdings Ltd.	150,000	376,405

Food & Drug Stores (0.69%)
Green Cross Health Ltd.	181,796	77,834

Health Care Facilities (2.77%)
Oceania Healthcare Ltd.(a)	457,544	176,848
Ryman Healthcare Ltd.(a)	103,800	136,408
		313,256
Health Care Supply Chain (0.62%)
AFT Pharmaceuticals Ltd.	46,000	70,571

Home Products Stores (4.07%)
Briscoe Group Ltd.	183,520	460,519

Life Science & Diagnostics (0.41%)
Pacific Edge Ltd.(a)	800,000	46,619

Lodging (4.38%)
Millennium & Copthorne Hotels New Zealand Ltd.	300,000	495,927

Logistics Services (5.83%)
Mainfreight Ltd.	20,000	660,165

Measurement Instruments (3.23%)
ikeGPS Group Ltd.(a)	831,366	365,827

Medical Devices (0.36%)
Aroa Biosurgery Ltd.(a)	145,000	40,874

Multi Asset Class Owners & Developers (2.35%)
Marsden Maritime Holdings Ltd.	81,425	266,300

P&C Insurance (2.23%)
Tower Ltd.	320,000	253,077

Packaged Food (1.44%)
Sanford Ltd.	60,000	163,406

Power Generation (8.69%)
Infratil Ltd.	156,975	984,769

Transport Operations & Services (13.28%)
Port of Tauranga Ltd.	55,000	201,136

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Schedule of Investments (continued)

April 30, 2025 - (Unaudited)

COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

	Shares	Fair Value
COMMON STOCKS (98.45%) - continued
New Zealand (59.46%) - continued
Transport Operations & Services (13.28%) - continued
South Port New Zealand Ltd.	376,010	$1,303,526
		1,504,662
Total New Zealand		6,736,420

Total Common Stocks (Cost $7,294,650)		11,152,530

MONEY MARKET FUNDS (1.12%)
Federated Hermes Government Obligations Fund, Institutional Class, 4.20%(b)	127,328	127,328
Total Money Market Funds (Cost $127,328)		127,328

Total Investments — (99.57%) (Cost $7,421,978)		11,279,858
Other Assets in Excess of Liabilities (0.43%)		48,833
NET ASSETS — 100.00%		$11,328,691

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of April 30, 2025.

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Schedule of Investments

April 30, 2025 - (Unaudited)

AFRICA FUND

	Shares	Fair Value
COMMON STOCKS (95.27%)
Egypt (1.77%)
Banks (1.29%)
Commercial International Bank Egypt SAE - GDR	34,571	$53,972

Other Commercial Support Services (0.48%)
Integrated Diagnostics Holdings PLC(a)	59,000	20,319

Total Egypt		74,291

South Africa (88.56%)
Agricultural Producers (3.36%)
Astral Foods Ltd.	7,000	65,093
Oceana Group Ltd.	24,000	75,919
		141,012
Automotive Retailers (5.27%)
Barloworld Ltd.	7,900	46,014
Bidvest Group Ltd.	7,500	95,076
Motus Holdings Ltd.	17,000	79,628
		220,718
Banks (20.23%)
Capitec Bank Holdings Ltd.	3,000	556,796
FirstRand Ltd.	23,200	90,832
Nedbank Group Ltd.	6,000	81,947
Standard Bank Group Ltd. - ADR	9,400	118,252
		847,827
Basic & Diversified Chemicals (0.33%)
Sasol Ltd. - ADR(a)	4,000	13,920

Building Construction (2.44%)
Wilson Bayly Holmes-Ovcon Ltd.	9,900	102,303

Coal Mining (1.95%)
Exxaro Resources Ltd.	10,000	81,866

Consumer Elec & Applc Whslrs (3.81%)
DataTec Ltd.	51,328	159,747

Food & Beverage Wholesalers (2.80%)
Bid Corp. Ltd.	4,667	117,277

Food & Drug Stores (3.28%)
Shoprite Holdings Ltd. - ADR	9,000	137,750

Institutional Brokerage (0.95%)
Coronation Fund Managers Ltd.	19,500	40,007

Internet Media & Services (6.52%)
Naspers Ltd., N Shares	1,040	273,449

Life & Health Insurance (3.14%)
Momentum Metropolitan Holdings	72,000	131,772

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Schedule of Investments (continued)

April 30, 2025 - (Unaudited)

AFRICA FUND

	Shares	Fair Value
COMMON STOCKS (95.27%) - continued
South Africa (88.56%) - continued
Life Insurance (4.51%)
Clientele Ltd.	90,000	$55,827
Discovery Ltd.	12,000	133,286
		189,113
Marine Shipping (2.38%)
Grindrod Ltd.	160,000	99,842

Other Financial Services (1.45%)
Old Mutual Ltd.	100,000	61,014

Paper & Pulp Mills (1.12%)
Sappi Ltd.	25,000	46,875

Precious Metals (7.83%)
Anglo American Platinum Ltd.	1,100	37,667
Gold Fields Ltd. - ADR	8,200	184,828
Impala Platinum Holdings Ltd.(a)	12,500	74,336
Sibanye Stillwater Ltd.(a)	27,000	30,846
		327,677
Real Estate Services (2.45%)
Vukile Property Fund Ltd	101,000	102,869

Self-Storage Owners & Developers (2.51%)
Stor-Age Property REIT Ltd.	130,000	105,298

Specialty & Generic Pharmaceuticals (1.25%)
Aspen Pharmacare Holdings Ltd.	8,000	52,530

Specialty Apparel Stores (2.92%)
Mr. Price Group Ltd.	9,600	122,691

Wealth Management (3.34%)
Alexander Forbes Group Holdings Ltd.	170,000	70,563
PSG Konsult Ltd.	65,000	69,639
		140,202
Wireless Telecommunications (4.72%)
MTN Group Ltd. - ADR	18,000	118,890
Vodacom Group Ltd.	10,700	79,169
		198,059
Total South Africa		3,713,818

United Kingdom (4.94%)
Precious Metals (4.94%)
AngloGold Ashanti PLC	3,000	126,480
Endeavour Mining PLC	3,000	80,700
		207,180
Total United Kingdom		207,180

Total Common Stocks (Cost $3,360,453)		3,995,289

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Schedule of Investments (continued)

April 30, 2025 - (Unaudited)

AFRICA FUND

	Principal Amount	Fair Value
SOVEREIGN BONDS (1.98%)
South Africa (1.98%)
Republic of South Africa Government Bond, 6.25%, 3/8/2041	$100,000	$83,140
Total Sovereign Bonds (Cost $90,996)		83,140

	Shares
MONEY MARKET FUNDS (2.42%)
Federated Hermes Government Obligations Fund, Institutional Class, 4.20%(b)	101,535	101,535
Total Money Market Funds (Cost $101,535)		101,535

Total Investments — (99.67%) (Cost $3,552,984)		4,179,964
Other Assets in Excess of Liabilities (0.33%)		13,836
NET ASSETS — 100.00%		$4,193,800

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of April 30, 2025.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Schedule of Investments

April 30, 2025 - (Unaudited)

COMMONWEALTH JAPAN FUND

	Shares	Fair Value
COMMON STOCKS (96.67%)
Japan (94.32%)
Alcoholic Beverages (1.63%)
Kirin Holdings Co. Ltd.	7,000	$105,746

Auto Parts (0.96%)
DENSO Corp.	4,800	62,050

Automobiles (1.18%)
Toyota Motor Corp. - ADR	400	76,488

Basic & Diversified Chemicals (1.88%)
Mitsubishi Gas Chemical Co., Inc.	8,000	121,608

Building Construction (4.73%)
Kajima Corp.	12,850	306,329

Building Maintenance Services (1.59%)
Taihei Dengyo Kaisha Ltd.	3,000	102,646

Commercial & Residential Building Equipment & Systems (1.76%)
Daikin Industries Ltd.	1,000	114,016

Commercial Finance (4.40%)
Kyushu Leasing Service Co. Ltd.	13,000	95,055
ORIX Corp.	9,500	189,510
		284,565
Consumer Electronics (1.61%)
Sony Group Corp. - ADR	4,000	104,000

Courier Services (1.53%)
Yamato Holdings Co. Ltd.	7,000	99,281

Diversified Industrials (3.99%)
Hitachi Ltd.	10,500	258,463

Electrical Power Equipment (3.22%)
Meidensha Corp.	7,600	208,456

Electronics Components (3.14%)
Murata Manufacturing Co. Ltd.	3,000	46,474
Nidec Corp.	6,300	111,658
Taiyo Yuden Co. Ltd.	3,000	45,278
		203,410
Exploration & Production (1.19%)
INPEX Corp.	6,100	77,211

Factory Automation Equipment (1.19%)
FANUC Corp.	3,000	76,701

Food & Beverage Wholesalers (1.46%)
Yamae Group Holdings Co. Ltd.	5,200	94,272

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Schedule of Investments (continued)

April 30, 2025 - (Unaudited)

COMMONWEALTH JAPAN FUND

	Shares	Fair Value
COMMON STOCKS (96.67%) - continued
Food & Drug Stores (2.44%)
Sugi Holdings Company Ltd.	7,500	$157,695

Health Care Supplies (4.00%)
Hoya Corp.	2,200	258,302

Home Products Stores (2.22%)
Nitori Holdings Co. Ltd.	1,200	143,369

Infrastructure Construction (1.97%)
Takada Corp.	12,000	127,290

Integrated Electric Utilities (1.42%)
Kansai Electric Power Co., Inc. (The)	7,500	92,098

IT Services (3.83%)
INES Corp.	10,000	114,471
Otsuka Corp.	6,000	133,126
		247,597
Life Insurance (6.83%)
Dai-ichi Life Holdings, Inc.	32,000	229,390
T&D Holdings, Inc.	10,000	212,080
		441,470
Logistics Services (1.24%)
Nippon Express Holdings Co. Ltd.	4,500	80,212

Mass Merchants (1.24%)
Aeon Kyushu Co. Ltd.	4,500	80,165

Medical Devices (8.24%)
Asahi Intecc Co. Ltd.	16,000	245,455
Terumo Corp.	15,000	287,474
		532,929
Multi Asset Class Owners & Developers (3.66%)
Mitsui Fudosan Co. Ltd.	9,000	88,729
Sumitomo Realty & Development Co. Ltd.	4,000	148,337
		237,066
P&c Insurance (1.23%)
Tokio Marine Holdings, Inc. - ADR	2,000	79,650

P&C Insurance (3.47%)
Sompo Holdings, Inc.	6,900	224,258

Personal Care Products (3.90%)
Kao Corp.	2,000	85,462
Unicharm Corp.	18,000	166,941
		252,403
Semiconductor Manufacturing (1.15%)
Tokyo Electron Ltd.	500	74,256

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Schedule of Investments (continued)

April 30, 2025 - (Unaudited)

COMMONWEALTH JAPAN FUND

	Shares	Fair Value
COMMON STOCKS (96.67%) - continued
Specialty Apparel Stores (3.04%)
Fast Retailing Co. Ltd.	600	$197,232

Specialty Chemicals (1.40%)
Shin-Etsu Chemical Co. Ltd.	3,000	90,891

Transit Services (6.49%)
Daiichi Koutsu Sangyo Co. Ltd.	12,200	63,340
East Japan Railway Co.	4,500	97,482
Hankyu Hanshin Holdings, Inc.	4,400	125,240
Keikyu Corp.	6,500	67,630
Tobu Railway Co. Ltd.	3,600	65,568
		419,260
Wireless Telecommunications (1.09%)
KDDI Corp.	4,000	70,628

Total Japan		6,102,013

United States (2.35%)
Life Insurance (2.35%)
Aflac, Inc.	1,400	152,152
Total United States		152,152

Total Common Stocks (Cost $3,925,435)		6,254,165

	Principal Amount
CORPORATE BONDS (1.31%)
United States (1.31%)
American Honda Finance Corp, 1.80%, 1/13/2031	$100,000	84,990
Total Corporate Bonds (Cost $85,503)		84,990

	Shares
MONEY MARKET FUNDS (1.00%)
Federated Hermes Government Obligations Fund, Institutional Class, 4.20%(a)	64,757	64,757
Total Money Market Funds (Cost $64,757)		64,757

Total Investments — (98.98%) (Cost $4,075,695)		6,403,912
Other Assets in Excess of Liabilities (1.02%)		66,170
NET ASSETS — 100.00%		$6,470,082

(a)	Rate disclosed is the seven day effective yield as of April 30, 2025.

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Schedule of Investments

April 30, 2025 - (Unaudited)

COMMONWEALTH GLOBAL FUND

	Shares	Fair Value
COMMON STOCKS (97.59%)
Denmark (1.69%)
Large Pharmaceuticals (1.69%)
Novo Nordisk A/S - ADR	4,000	$265,800
Total Denmark		265,800

France (3.03%)
Basic & Diversified Chemicals (1.49%)
Arkema S.A. - ADR	3,130	233,762

Integrated Oils (0.72%)
TotalEnergies SE - ADR	2,000	113,700

Water Utilities (0.82%)
Veolia Environnement S.A. - ADR	7,000	128,449

Total France		475,911

Germany (5.92%)
Diversified Industrials (5.13%)
Siemens AG - ADR	7,000	806,749

P&C Insurance (0.79%)
Allianz SE - ADR	3,000	123,930

Total Germany		930,679

India (3.70%)
Banks (3.70%)
HDFC Bank Ltd. - ADR	8,000	581,520
Total India		581,520

Ireland (0.98%)
Building Materials (0.98%)
James Hardie Industries PLC - ADR(a)	6,500	154,310
Total Ireland		154,310

Israel (2.68%)
Application Software (2.68%)
NICE Ltd. - ADR	2,700	420,809
Total Israel		420,809

Japan (5.49%)
Auto Parts (0.80%)
Bridgestone Corp. - ADR	6,000	125,280

Consumer Electronics (3.30%)
Sony Group Corp. - ADR	20,000	520,000

Electronics Components (1.39%)
Nidec Corp.	50,000	218,000

Total Japan		863,280

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Schedule of Investments (continued)

April 30, 2025 - (Unaudited)

COMMONWEALTH GLOBAL FUND

	Shares	Fair Value
COMMON STOCKS (97.59%) - continued
Mexico (1.10%)
Wireless Telecommunications (1.10%)
America Movil S.A.B. de C.V., Class L - ADR	10,000	$172,400
Total Mexico		172,400

Norway (3.05%)
P&C Insurance (3.05%)
Gjensidige Forsikring ASA - ADR	20,000	480,000
Total Norway		480,000

Panama (1.75%)
Airlines (1.75%)
Copa Holdings, S.A., Class A	3,000	275,280
Total Panama		275,280

South Africa (2.34%)
Food & Drug Stores (2.34%)
Shoprite Holdings Ltd. - ADR	24,000	367,332
Total South Africa		367,332

Switzerland (4.97%)
Large Pharmaceuticals (3.11%)
Roche Holding AG - ADR	12,000	489,240

Packaged Food (1.86%)
Nestlé S.A. - ADR	2,750	293,123

Total Switzerland		782,363

Taiwan Province of China (2.12%)
Semiconductor Manufacturing (2.12%)
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,000	333,380
Total Taiwan Province of China		333,380

United Kingdom (9.89%)
Alcoholic Beverages (1.99%)
Diageo PLC - ADR	2,800	313,656

Large Pharmaceuticals (3.42%)
AstraZeneca PLC - ADR	7,500	538,425

Personal Care Products (2.83%)
Unilever PLC - ADR	7,000	444,850

Publishing (1.65%)
Pearson PLC - ADR	16,000	260,000

Total United Kingdom		1,556,931

United States (48.88%)
Auto Parts (3.42%)
Miller Industries, Inc.	13,200	538,692

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Schedule of Investments (continued)

April 30, 2025 - (Unaudited)

COMMONWEALTH GLOBAL FUND

	Shares	Fair Value
COMMON STOCKS (97.59%) - continued
United States (48.88%) - continued
Automotive Retailers (4.80%)
Group 1 Automotive, Inc.	1,870	$754,788

Communications Equipment (6.08%)
Apple, Inc.	4,500	956,250

Computer Hardware & Storage (3.99%)
NetApp, Inc.	7,000	628,250

Construction & Mining Machinery (1.57%)
Caterpillar, Inc.	800	247,416

Courier Services (1.07%)
FedEx Corp.	800	168,264

Diversified Banks (3.27%)
JPMorgan Chase & Co.	2,100	513,702

Household Products (3.20%)
Procter & Gamble Co. (The)	3,100	503,967

Infrastructure Software (5.13%)
Crowdstrike Holdings, Inc., Class A(a)	500	214,435
Microsoft Corp.	1,500	592,890
		807,325
Integrated Electric Utilities (1.40%)
American Electric Power Co., Inc.	500	54,170
Southern Co. (The)	1,800	165,402
		219,572
Integrated Oil & Gas (3.03%)
Chevron Corp.	3,500	476,210

Life Science & Diagnostics (3.68%)
Thermo Fisher Scientific, Inc.	1,350	579,150

Oilfield Services & Equipment (0.80%)
Natural Gas Services Group, Inc.(a)	7,000	125,790

Online Marketplace (1.76%)
Amazon.com, Inc.(a)	1,500	276,630

Rail Freight (3.42%)
Norfolk Southern Corp.	2,400	537,720

Residential REITs (0.67%)
UDR, Inc.	2,500	104,700

Waste Management (1.59%)
Republic Services, Inc.	1,000	250,750

Total United States		7,689,176

Total Common Stocks (Cost $6,810,747)		15,349,171

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Schedule of Investments (continued)

April 30, 2025 - (Unaudited)

COMMONWEALTH GLOBAL FUND

	Shares	Fair Value
MONEY MARKET FUNDS (2.15%)
Federated Hermes Government Obligations Fund, Institutional Class, 4.20%(b)	338,861	$338,861
Total Money Market Funds (Cost $338,861)		338,861

Total Investments — (99.74%) (Cost $7,149,608)		15,688,032
Other Assets in Excess of Liabilities (0.26%)		40,650
NET ASSETS — 100.00%		$15,728,682

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of April 30, 2025.

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Schedule of Investments

April 30, 2025 - (Unaudited)

COMMONWEALTH REAL ESTATE SECURITIES FUND

	Shares	Fair Value
COMMON STOCKS (93.81%)
Agricultural Producers (0.68%)
BrasilAgro - Company Brasileira de Propriedades Agricolas - ADR(a)	27,432	$104,516

Banks (2.38%)
Harleysville Financial Corp.	8,675	188,681
Third Coast Bancshares, Inc.(a)	6,000	178,800
		367,481
Building Construction (1.85%)
Kajima Corp. - ADR	11,900	284,235

Building Materials (12.96%)
James Hardie Industries PLC - ADR(a)	25,000	593,500
Tecnoglass, Inc.	19,634	1,399,315
		1,992,815
Cement & Aggregates (2.75%)
Cemex S.A.B. de C.V. - ADR	30,000	185,100
CRH PLC	2,500	238,550
		423,650
Commercial & Residential Building Equipment & Systems (6.04%)
Lennox International, Inc.	1,700	929,475
Data Center REITs (4.63%)
Digital Realty Trust, Inc.	3,368	540,699
Equinix, Inc.	200	172,150
		712,849
Home Products Stores (3.78%)
Lowe’s Cos., Inc.	2,600	581,256

Homebuilding (7.86%)
D.R. Horton, Inc.	4,000	505,359
Lennar Corp., Class A	3,200	347,552
NVR, Inc.(a)	50	356,288
		1,209,199
Hotel REITs (1.37%)
Ryman Hospitality Properties, Inc.	2,400	211,080

Hotels Resorts & Cruise Lines (4.28%)
InterContinental Hotels Group PLC - ADR	6,103	658,453

Industrial Machinery (1.80%)
Techtronic Industries Company Ltd. - ADR	5,500	276,540

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Schedule of Investments (continued)

April 30, 2025 - (Unaudited)

COMMONWEALTH REAL ESTATE SECURITIES FUND

	Shares	Fair Value
COMMON STOCKS (93.81%) - continued
Industrial REITs (5.09%)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	15,200	$379,696
Prologis, Inc.	2,000	204,400
STAG Industrial, Inc.	6,000	198,180
		782,276
Infrastructure REITs (8.20%)
American Tower Corp., Class A	2,500	563,525
Crown Castle International Corp.	2,000	211,520
SBA Communications Corp., Class A	2,000	486,800
		1,261,845
Mortgage Finance (3.98%)
Ladder Capital Corp.	20,000	208,800
Redwood Trust, Inc.	40,000	248,400
Starwood Property Trust, Inc.	8,000	153,520
		610,720
Multi Asset Class REITs (1.82%)
WP Carey, Inc.	4,470	279,107

Non-Listed Reit (0.26%)
Millrose Properties, Inc.(a)	1,600	40,064

Residential Owners & Developers (1.31%)
Cyrela Brazil Realty S.A. - ADR	44,000	201,300

Residential REITs (2.73%)
AvalonBay Communities, Inc.	2,000	419,960

Retail REITs (3.36%)
Kite Realty Group Trust	9,000	194,850
National Retail Properties, Inc.	4,000	164,440
Simon Property Group, Inc.	1,000	157,380
		516,670
Self-Storage Reit (0.98%)
Public Storage	500	150,215

Self-Storage REITs (3.70%)
Extra Space Storage, Inc.	2,500	366,300
Global Self Storage, Inc.	39,000	203,580
		569,880

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Schedule of Investments (continued)

April 30, 2025 - (Unaudited)

COMMONWEALTH REAL ESTATE SECURITIES FUND

	Shares	Fair Value
COMMON STOCKS (93.81%) - continued
Specialized REITs (6.05%)
Charter Hall Education Trust	99,140	$186,098
Gladstone Land Corp.	9,700	96,321
Iron Mountain, Inc.	7,200	645,624
		928,043
Timber REITs (2.25%)
PotlatchDeltic Corp.	6,000	230,340
Weyerhaeuser Co.	4,500	116,595
		346,935
Transport Operations & Services (3.70%)
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	1,800	569,772

Total Common Stocks (Cost $7,022,642)		14,428,336

	Principal Amount
U.S. GOVERNMENT & AGENCIES (4.89%)
Federal National Mortgage Association, 0.88%, 8/5/2030	$200,000	171,196
United States Treasury Note, 2.88%, 5/31/2025	200,000	199,727
United States Treasury Note, 3.38%, 5/15/2033	400,000	381,352
Total U.S. Government & Agencies (Cost $750,150)		752,275

	Shares
MONEY MARKET FUNDS (1.18%)
Federated Hermes Government Obligations Fund, Institutional Class, 4.20%(b)	181,036	181,036
Total Money Market Funds (Cost $181,036)		181,036

Total Investments — (99.88%) (Cost $7,953,828)		15,361,647
Other Assets in Excess of Liabilities (0.12%)		19,157
NET ASSETS — 100.00%		$15,380,804

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of April 30, 2025.

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Statements of Assets and Liabilities

April 30, 2025 - (Unaudited)

	Commonwealth Australia/New Zealand Fund	Africa Fund	Commonwealth Japan Fund
ASSETS
Investments in securities at fair value (cost $7,421,978, $3,552,984 and $4,075,695)	$11,279,858	$4,179,964	$6,403,912
Foreign currencies, at value (cost $77,193, $10,086 and $10,198)	80,125	10,076	10,198
Receivable for fund shares sold	—	40	—
Receivable for investments sold	20,322	—	—
Receivable from Advisor	—	4,647	4,425
Dividends and interest receivable	963	1,388	54,548
Tax reclaims receivable	—	—	1,633
Prepaid expenses	13,678	7,815	9,135
Total Assets	11,394,946	4,203,930	6,483,851

LIABILITIES
Payable for investments purchased	39,892	—	—
Payable to Advisor	6,783	—	—
Distribution (12b-1) fees accrued	5,967	2,184	3,604
Payable to Administrator	6,443	2,574	3,715
Payable to trustees	636	—	67
Other accrued expenses	6,534	5,372	6,383
Total Liabilities	66,255	10,130	13,769
Commitments and contingent liabilities (Note 4)
NET ASSETS	$11,328,691	$4,193,800	$6,470,082

NET ASSETS CONSIST OF:
Paid-in capital	$7,634,943	$4,617,668	$4,297,793
Accumulated earnings (deficit)	3,693,748	(423,868)	2,172,289
NET ASSETS	$11,328,691	$4,193,800	$6,470,082
Shares outstanding (unlimited number of shares authorized)	1,073,968	491,795	1,642,144
Net asset value, offering and redemption price per share(a)	$10.55	$8.53	$3.94

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Statements of Assets and Liabilities (continued)

April 30, 2025 - (Unaudited)

	Commonwealth Global Fund	Commonwealth Real Estate Securities Fund
ASSETS
Investments in securities at fair value (cost $7,149,608 and $7,953,828)	$15,688,032	$15,361,647
Receivable for fund shares sold	100	—
Dividends and interest receivable	30,216	24,031
Tax reclaims receivable	28,961	—
Prepaid expenses	12,852	23,242
Total Assets	15,760,161	15,408,920

LIABILITIES
Payable to Advisor	9,367	9,137
Distribution (12b-1) fees accrued	7,266	5,632
Payable to Administrator	9,102	7,721
Payable to trustees	468	640
Other accrued expenses	5,276	4,986
Total Liabilities	31,479	28,116
Commitments and contingent liabilities (Note 4)
NET ASSETS	$15,728,682	$15,380,804

NET ASSETS CONSIST OF:
Paid-in capital	$6,950,323	$7,637,373
Accumulated earnings	8,778,359	7,743,431
NET ASSETS	$15,728,682	$15,380,804
Shares outstanding (unlimited number of shares authorized)	820,736	686,163
Net asset value, offering and redemption price per share(a)	$19.16	$22.42

(a)	Subject to certain exceptions, a 2% redemption fee is imposed upon shares redeemed within 14 calendar days of their purchase. See Note 3 in the Notes to Financial Statements. Par value $0.01, unlimited shares authorized.

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Statements of Operations

For the six months ended April 30, 2025 - (Unaudited)

	Commonwealth Australia/New Zealand Fund	Africa Fund	Commonwealth Japan Fund
INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $22,749, $11,092 and $9,817)	$160,155	$56,856	$61,218
Interest income	—	3,261	3,375
Total investment income	160,155	60,117	64,593

EXPENSES
Investment Advisor	41,746	14,316	22,338
Administration	32,333	12,497	17,448
Distribution (12b-1)	13,915	4,772	7,446
Registration	10,859	5,586	6,692
Legal	10,377	3,475	5,285
Audit and tax preparation	8,865	3,131	4,595
Trustee	8,231	3,320	4,218
Transfer agent	7,917	7,917	7,917
Insurance	4,546	1,399	2,272
Printing	4,090	1,943	2,728
Pricing	3,930	3,670	5,022
Chief Compliance Officer	3,114	1,046	1,601
Custodian	3,093	1,729	2,173
Interest expense	69	—	14
Miscellaneous	11,529	11,080	11,008
Total expenses	164,614	75,881	100,757
Fees contractually waived and expenses reimbursed by Advisor	—	(42,442)	(48,558)
Net operating expenses	164,614	33,439	52,199
Net investment income (loss)	(4,459)	26,678	12,394

NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment securities transactions	(12,266)	—	36,240
Foreign currency transactions	(76,694)	(1,186)	(2,807)
Total net realized gain (loss)	(88,960)	(1,186)	33,433
Net change in unrealized appreciation (depreciation) on:
Investment securities	(332,513)	(34,513)	244,571
Foreign currency translations	46,184	(22)	5,095
Total net change in unrealized appreciation (depreciation)	(286,329)	(34,535)	249,666
Net realized and change in unrealized gain (loss) on investments	(375,289)	(35,721)	283,099
Net increase (decrease) in net assets resulting from operations	$(379,748)	$(9,043)	$295,493

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Statements of Operations (continued)

For the six months ended April 30, 2025 - (Unaudited)

	Commonwealth Global Fund	Commonwealth Real Estate Securities Fund
INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $13,966 and $3,006)	$170,985	$231,612
Interest income	—	23,012
Total investment income	170,985	254,624

EXPENSES
Investment Advisor	62,215	59,788
Administration	47,135	46,293
Distribution (12b-1)	20,738	19,929
Legal	15,365	14,878
Audit and tax preparation	12,942	12,618
Trustee	12,359	12,083
Transfer agent	7,917	7,917
Insurance	6,293	6,193
Printing	4,942	4,989
Registration	4,790	5,501
Chief Compliance Officer	4,648	4,467
Custodian	1,594	1,108
Pricing	544	955
Interest expense	42	—
Miscellaneous	12,079	11,706
Total expenses	213,603	208,425
Net investment income (loss)	(42,618)	46,199

NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment securities transactions	379,671	289,602
Foreign currency transactions	—	23
Total net realized gain	379,671	289,625
Net change in unrealized depreciation on:
Investment securities	(1,160,971)	(1,629,520)
Total net change in unrealized appreciation (depreciation)	(1,160,971)	(1,629,520)
Net realized and change in unrealized loss on investments	(781,300)	(1,339,895)
Net decrease in net assets resulting from operations	$(823,918)	$(1,293,696)

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Statements of Changes in Net Assets

	Commonwealth Australia/ New Zealand Fund		Africa Fund
	For the Six Months Ended April 30, 2025	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025	For the Year Ended October 31, 2024
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income (loss)	$(4,459)	$57,864	$26,678	$84,005
Net realized gain (loss) from investment securities and foreign currency transactions	(88,960)	225,972	(1,186)	(221,976)
Net change in unrealized appreciation (depreciation) from investment securities, foreign currency translations and purchased options contracts	(286,329)	871,439	(34,535)	1,197,689
Change in net assets resulting from operations	(379,748)	1,155,275	(9,043)	1,059,718

Distributions To Shareholders From:
Earnings	(158,081)	(31,068)	(157,934)	(99,144)

Capital Transactions:
Proceeds from shares sold	460,988	883,335	336,686	422,251
Reinvestment of distributions	156,359	30,410	144,929	93,340
Amount paid for shares redeemed	(768,891)	(1,030,173)	(99,862)	(354,641)
Redemption fees	—	—	406	20
Change in net assets resulting from capital transactions	(151,544)	(116,428)	382,159	160,970
Net Increase (Decrease) in Net Assets	(689,373)	1,007,779	215,182	1,121,544

Net Assets:
Beginning of period	12,018,064	11,010,285	3,978,618	2,857,074
End of period	$11,328,691	$12,018,064	$4,193,800	$3,978,618

Share Transactions:
Shares sold	44,041	83,115	41,029	56,216
Shares issued in reinvestment of distributions	14,807	2,735	16,833	13,091
Shares redeemed	(71,250)	(93,540)	(12,125)	(47,460)
Change in shares outstanding	(12,402)	(7,690)	45,737	21,847

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Statements of Changes in Net Assets (continued)

	Commonwealth Japan Fund		Commonwealth Global Fund
	For the Six Months Ended April 30, 2025	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025	For the Year Ended October 31, 2024
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income (loss)	$12,394	$11,873	$(42,618)	$(120,722)
Net realized gain from investment securities and foreign currency transactions	33,433	12,365	379,671	600,845
Net change in unrealized appreciation (depreciation) from investment securities, foreign currency translations and purchased options contracts	249,666	563,786	(1,160,971)	2,807,027
Change in net assets resulting from operations	295,493	588,024	(823,918)	3,287,150

Distributions To Shareholders From:
Earnings	(34,024)	(5,994)	(547,611)	—

Capital Transactions:
Proceeds from shares sold	550,387	576,702	67,544	56,946
Reinvestment of distributions	33,945	5,981	546,797	—
Amount paid for shares redeemed	(288,890)	(812,469)	(432,101)	(1,010,177)
Change in net assets resulting from capital transactions	295,442	(229,786)	182,240	(953,231)
Net Increase (Decrease) in Net Assets	556,911	352,244	(1,189,289)	2,333,919

Net Assets:
Beginning of period	5,913,171	5,560,927	16,917,971	14,584,052
End of period	$6,470,082	$5,913,171	$15,728,682	$16,917,971

Share Transactions:
Shares sold	147,984	151,727	3,366	2,859
Shares issued in reinvestment of distributions	9,052	1,599	26,075	—
Shares redeemed	(76,877)	(215,312)	(21,485)	(49,629)
Change in shares outstanding	80,159	(61,986)	7,956	(46,770)

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Statements of Changes in Net Assets (continued)

	Commonwealth Real Estate Securities Fund
	For the Six Months Ended April 30, 2025	For the Year Ended October 31, 2024
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income	$46,199	$20,677
Net realized gain from investment securities and foreign currency transactions	289,625	295,895
Net change in unrealized appreciation (depreciation) from investment securities, foreign currency translations and purchased options contracts	(1,629,520)	4,326,152
Change in net assets resulting from operations	(1,293,696)	4,642,724

Distributions To Shareholders From:
Earnings	(289,195)	—

Capital Transactions:
Proceeds from shares sold	377,845	1,206,279
Reinvestment of distributions	288,794	—
Amount paid for shares redeemed	(535,029)	(999,153)
Redemption fees	198	207
Change in net assets resulting from capital transactions	131,808	207,333
Net Increase (Decrease) in Net Assets	(1,451,083)	4,850,057

Net Assets:
Beginning of period	16,831,887	11,981,830
End of period	$15,380,804	$16,831,887

Share Transactions:
Shares sold	16,395	52,993
Shares issued in reinvestment of distributions	11,821	—
Shares redeemed	(23,104)	(42,987)
Change in shares outstanding	5,112	10,006

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Financial Highlights

Commonwealth Australia/New Zealand Fund

(For a share outstanding during each period)

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020(a)
Net asset value, beginning of period	$11.06		$10.06	$11.34	$17.17	$12.92	$13.33
Change in net assets from operations:
Net investment income (loss)	—	(b)	0.05	0.03	(0.01)	(0.05)	0.01
Net realized and unrealized gain (loss) from investments	(0.36)		0.98	(1.24)	(4.79)	4.32	0.41
Total from investment activities	(0.36)		1.03	(1.21)	(4.80)	4.27	0.42

Distributions:
Net investment income	(0.12)		(0.03)	—	(0.02)	(0.02)	(0.07)
Net realized gains	(0.03)		—	(0.07)	(1.01)	—	(0.76)
Total distributions	(0.15)		(0.03)	(0.07)	(1.03)	(0.02)	(0.83)
Redemption fees	—		—	—	—	— (b)	—
Net asset value, end of period	$10.55		$11.06	$10.06	$11.34	$17.17	$12.92

Total Return	(3.25	)%(c)	10.22%	(10.80)%	(29.37)%	33.04%	3.05%

Net assets, at end of period (000 omitted)	$11,329		$12,018	$11,010	$12,976	$20,118	$15,212

Ratios and Supplemental Data:
Ratio of net expenses to average net assets	2.96	%(d)	2.86%	2.81%	2.60%	2.41%	2.60	%(e)
Ratio of gross expenses before waivers and/or reimbursements	2.96	%(d)	2.86%	2.81%	2.60%	2.41%	2.70%
Ratio of net investment income (loss) to average net assets	(0.08	)%(d)	0.48%	0.27%	(0.10)%	(0.35)%	0.03%
Portfolio turnover rate	1	%(c)	8%	6%	8%	20%	4%

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Rounds to less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	The ratio of net expenses include $13,438 in voluntary advisory waivers representing (0.10)%. For the period from May 12, 2020 to October 31, 2020, the Advisor voluntarily agreed to waive 0.20% of the Management Fee for the Fund. This voluntary waiver is not subject to recoupment.

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Financial Highlights

Africa Fund

(For a share outstanding during each period)

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Net asset value, beginning of period	$8.92		$6.74	$7.12	$8.40	$6.04	$7.88
Change in net assets from operations:
Net investment income	0.09		0.19	0.17	0.20	0.13	0.04
Net realized and unrealized gain (loss) from investments	(0.12)		2.22	(0.48)	(1.32)	2.41	(1.66)
Total from investment activities	(0.03)		2.41	(0.31)	(1.12)	2.54	(1.62)

Distributions:
Net investment income	(0.36)		(0.23)	(0.07)	(0.16)	(0.18)	(0.22)
Total distributions	(0.36)		(0.23)	(0.07)	(0.16)	(0.18)	(0.22)
Redemption fees	—	(a)	— (a)	—	— (a)	— (a)	— (a)
Net asset value, end of period	$8.53		$8.92	$6.74	$7.12	$8.40	$6.04

Total Return	(0.43	)%(b)	36.64%	(4.41)%	(13.59)%	42.38%	(21.30)%

Net assets, at end of period (000 omitted)	$4,194		$3,979	$2,857	$2,857	$2,954	$2,028

Ratios and Supplemental Data:
Ratio of net expenses to average net assets	1.75	%(c)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of gross expenses before waivers and/or reimbursements	3.97	%(c)	4.20%	4.38%	4.27%	4.32%	5.04%
Ratio of net investment income to average net assets	1.40	%(c)	2.52%	2.38%	2.27%	1.56%	0.69%
Portfolio turnover rate	—	%(b)	4%	6%	3%	11%	9%

(a)	Rounds to less than $0.005 per share.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Financial Highlights

Commonwealth Japan Fund

(For a share outstanding during each period)

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Net asset value, beginning of period	$3.79		$3.42	$3.03	$4.41	$4.03	$4.12
Change in net assets from operations:
Net investment income (loss)	0.01		— (a)	0.01	(0.01)	(0.02)	(0.01)
Net realized and unrealized gain (loss) from investments	0.16		0.37	0.38	(1.20)	0.40	(0.08)
Total from investment activities	0.17		0.37	0.39	(1.21)	0.38	(0.09)

Distributions:
Net investment income	(0.02)		— (a)	—	(0.04)	—	—
Net realized gains	—		—	—	(0.13)	—	—
Total distributions	(0.02)		—	—	(0.17)	—	—
Net asset value, end of period	$3.94		$3.79	$3.42	$3.03	$4.41	$4.03

Total Return	4.56	%(b)	10.93%	12.87%	(28.39)%	9.43%	(2.18)%

Net assets, at end of period (000 omitted)	$6,470		$5,913	$5,561	$4,646	$6,732	$6,333

Ratios and Supplemental Data:
Ratio of net expenses to average net assets	1.75	%(c)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of gross expenses before waivers and/or reimbursements	3.38	%(c)	3.29%	3.45%	3.38%	3.01%	3.29%
Ratio of net investment income (loss) to average net assets	0.42	%(c)	0.20%	0.09%	(0.08)%	(0.51)%	(0.34)%
Portfolio turnover rate	4	%(b)	9%	12%	8%	15%	15%

(a)	Rounds to less than $0.005 per share.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Financial Highlights

Commonwealth Global Fund

(For a share outstanding during each period)

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Net asset value, beginning of period	$20.81		$16.97	$16.86	$21.12	$16.20	$15.84
Change in net assets from operations:
Net investment loss	(0.05)		(0.15)	(0.15)	(0.09)	(0.11)	(0.08)
Net realized and unrealized gain (loss) from investments	(0.92)		3.99	0.41	(4.17)	5.03	0.44
Total from investment activities	(0.97)		3.84	0.26	(4.26)	4.92	0.36

Distributions:
Net realized gains	(0.68)		—	(0.15)	—	—	—
Total distributions	(0.68)		—	(0.15)	—	—	—
Redemption fees	—		—	—	—	—	—	(a)
Net asset value, end of period	$19.16		$20.81	$16.97	$16.86	$21.12	$16.20

Total Return	(4.95	)%(b)	22.63%	1.51%	(20.17)%	30.37%	2.27%

Net assets, at end of period (000 omitted)	$15,729		$16,918	$14,584	$14,825	$19,642	$15,597

Ratios and Supplemental Data:
Ratio of net expenses to average net assets	2.57	%(c)	2.54%	2.61%	2.49%	2.33%	2.47	%(d)
Ratio of gross expenses before waivers and/or reimbursements	2.57	%(c)	2.54%	2.61%	2.49%	2.33%	2.56%
Ratio of net investment loss to average net assets	(0.51	)%(c)	(0.72)%	(0.81)%	(0.44)%	(0.54)%	(0.49)%
Portfolio turnover rate	5	%(b)	4%	9%	7%	6%	8%

(a)	Rounds to less than $0.005 per share.
(b)	Not annualized.
(c)	Annualized.
(d)	The ratio of net expenses include $14,458 in voluntary advisory waivers representing (0.09)%. For the period from May 12, 2020 to October 31, 2020, the Advisor voluntarily agreed to waive 0.20% of the Management Fee for the Fund. This voluntarily waiver is not subject to recoupment.

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Financial Highlights

Commonwealth Real Estate Securities Fund

(For a share outstanding during each period)

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Net asset value, beginning of period	$24.71		$17.86	$17.68	$22.57	$15.95	$18.16
Change in net assets from operations:
Net investment income (loss)	0.07		0.03	0.04	(0.10)	(0.14)	(0.04)
Net realized and unrealized gain (loss) from investments	(1.93)		6.82	0.25	(4.63)	6.76	(2.01)
Total from investment activities	(1.86)		6.85	0.29	(4.73)	6.62	(2.05)

Distributions:
Net investment income	(0.01)		—	—	—	—	(0.07)
Net realized gains	(0.42)		—	(0.11)	(0.16)	—	(0.09)
Total distributions	(0.43)		—	(0.11)	(0.16)	—	(0.16)
Redemption fees	—	(a)	— (a)	—	— (a)	—	—	(a)
Net asset value, end of period	$22.42		$24.71	$17.86	$17.68	$22.57	$15.95

Total Return	(7.69	)%(b)	38.35%	1.61%	(21.11)%	41.50%	(11.42)%

Net assets, at end of period (000 omitted)	$15,381		$16,832	$11,982	$11,620	$15,053	$10,790

Ratios and Supplemental Data:
Ratio of net expenses to average net assets	2.61	%(c)	2.54%	2.71%	2.58%	2.44%	2.63	%(d)
Ratio of gross expenses before waivers and/or reimbursements	2.61	%(c)	2.54%	2.71%	2.58%	2.44%	2.72%
Ratio of net investment income (loss) to average net assets	0.58	%(c)	0.13%	0.16%	(0.45)%	(0.66)%	(0.22)%
Portfolio turnover rate	3	%(b)	6%	14%	34%	9%	11%

(a)	Rounds to less than $0.005 per share.
(b)	Not annualized.
(c)	Annualized.
(d)	The ratio of net expenses include $10,164 in voluntary waivers representing (0.09)%. For the period from May 12, 2020 to October 31, 2020, the Advisor voluntarily agreed to waive 0.20% of the Management Fee for the Fund. This voluntarily waiver is not subject to recoupment.

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Notes to the Financial Statements

April 30, 2025 - (Unaudited)

Note 1 − Organization

Commonwealth International Series Trust (the ‘‘Trust’’) was organized as a Massachusetts business trust on May 2, 1986, and is registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), as an open end management investment company. The Trust currently consists of five diversified series: the Commonwealth Australia/New Zealand Fund (the ‘‘Australia/New Zealand Fund’’), the Africa Fund, the Commonwealth Japan Fund (the ‘‘Japan Fund’’), the Commonwealth Global Fund (the ‘‘Global Fund’’) and the Commonwealth Real Estate Securities Fund (the ‘‘Real Estate Securities Fund’’) (each a ‘‘Fund’’ and collectively the ‘‘Funds’’).

Note 2 − Investment Objectives

Each Fund’s investment objective is to provide long-term capital appreciation and current income. Under normal market conditions, each Fund (other than the Global Fund) invests at least 80% of its assets in the country or asset class specified in its name (i.e., Australia/New Zealand, Africa, Japan or Real Estate).

Note 3 − Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Advisor, who is responsible for the oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

A) Valuation of Securities − Each Fund’s assets and liabilities are valued normally on the basis of market quotations or official closing prices or, if there is no recent last sales price available, reference is made to the last mean quotation in the principal market in which the securities are normally traded. Equity securities that are traded on the NASDAQ National Market System, for which quotations are readily available, are valued at the official closing price. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Debt securities are priced either by using a market quotation or an independent pricing service. The pricing service may use one or more pricing models. Investments in open-end investment companies are valued at net

Commonwealth International Series Trust

Notes to the Financial Statements (continued)

April 30, 2025 - (Unaudited)

asset value. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by FCA Corp (the “Advisor”) as “valuation designee” under the oversight of the Board of Trustees (the “Board”). Fair value prices are generally provided by an independent fair value pricing service. The Funds have instituted a policy whereby the value of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met (trigger). The Australia/New Zealand Fund, Africa Fund and Japan Fund have retained an independent fair value pricing service to assist in the fair valuing of these foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value. For the Australia/New Zealand Fund and Japan Fund, the trigger is based on a comparison between the S&P 500® Futures Index at the time of Tokyo market close to the S&P 500® Futures Index at the time of the New York market close. For the Africa Fund, the trigger is based on a comparison between the S&P 500® Futures Index at the time of London market close to the S&P 500® Futures Index at the time of the New York market close.

B) Fair Value Measurements − The Funds’ investments have been categorized by tiers dependent upon the various ‘‘inputs’’ used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 − unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3 − significant unobservable inputs (including management’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stocks, preferred stocks and exchange-traded funds - Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. Investments in other open-end registered investment companies, including money market funds, are valued at net asset value. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Securities traded on

Commonwealth International Series Trust

Notes to the Financial Statements (continued)

April 30, 2025 - (Unaudited)

inactive markets, valued by reference to similar instruments or whose inputs are observable and timely would be categorized in Level 2 of the fair value hierarchy. To the extent certain conditions are met and the independent fair value pricing service uses a fair value factor for foreign equity securities, they will be classified as Level 2.

Corporate, Sovereign Bonds and U.S. Government & Agency Bonds - The fair value of bonds may be estimated using recently executed transactions, market price quotations (where observable), bond spreads, and/or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Domestically held corporate bonds and sovereign bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they would be categorized in Level 3 of the fair value hierarchy.

Written/Purchased Options - Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are generally categorized in Level 1 of the fair value hierarchy. If there is no reported close price on the valuation date, long positions are valued at the most recent bid price and short positions are valued at the most recent ask price. In this instance, the securities would generally be categorized as Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Australia/New Zealand Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$11,152,530	$—	$—	$11,152,530
Money Market Funds	127,328	—	—	127,328
Total	$11,279,858	$—	$—	$11,279,858

Africa Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$780,820	$3,214,469	$—	$3,995,289
Money Market Funds	101,535	—	—	101,535
Sovereign Bonds	—	83,140	—	83,140
Total	$882,355	$3,297,609	$—	$4,179,964

Japan Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$6,254,165	$—	$—	$6,254,165
Corporate Bonds	—	84,990	—	84,990
Money Market Funds	64,757	—	—	64,757
Total	$6,318,922	$84,990	$—	$6,403,912

Commonwealth International Series Trust

Notes to the Financial Statements (continued)

April 30, 2025 - (Unaudited)

Global Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$15,349,171	$—	$—	$15,349,171
Money Market Funds	338,861	—	—	338,861
Total	$15,688,032	$—	$—	$15,688,032

Real Estate Securities Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$14,144,101	$284,235	$—	$14,428,336
U.S. Government & Agencies	—	752,275	—	752,275
Money Market Funds	181,036	—	—	181,036
Total	$14,325,137	$1,036,510	$—	$15,361,647

(a)	For a detailed breakout by industry or country, please refer to the Schedules of Investments. All level 2 positions are classified as such from fair value factor adjustments as of April 30, 2025 as described in the Note above.

C) Currency Translation − For purposes of determining each Fund’s net asset value, all assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the prevailing market rate on each U.S. business day. The cost of securities is determined by using an exchange rate provided by an independent third party. Income is translated at approximate rates prevailing when accrued. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in the market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

D) Allocations of Expenses − Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund, or the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

E) Accounting for Investments − Security transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses on security transactions are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date or as soon as known if after the ex-dividend date. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITs, which may include return of capital, during the fiscal year are reported subsequent to year end; accordingly, the Funds estimate the character of

Commonwealth International Series Trust

Notes to the Financial Statements (continued)

April 30, 2025 - (Unaudited)

REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of K-1’s. Discounts and premiums on bonds purchased are amortized over the life of the bonds using the effective interest method (which may include maturity or call date). Interest income and estimated expenses are accrued daily. Non-cash income, if any, is recorded at the fair market value of the securities received.

F) Federal Income Taxes − It is each Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gain to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required.

Dividends or interest on foreign securities may be subject to the withholding of the country of domicile’s income tax by tax treaty provisions or otherwise. Generally, there are no foreign taxes applicable to the Funds’ capital gains realized on foreign securities in their country of domicile.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

G) Distributions to Shareholders − The Funds distribute net investment income, if any, and net realized gains (net of any capital loss carryforwards) annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions and deferrals of certain losses.

H) Redemption Fees − Redemption fees are applicable to certain redemptions of shares within fourteen calendar days of purchase. The redemption fee is imposed to discourage abusive trading activity, which can have disruptive effects on the Funds’ portfolio

Commonwealth International Series Trust

Notes to the Financial Statements (continued)

April 30, 2025 - (Unaudited)

management and can increase the Funds’ expenses. The redemption fees are intended to offset, at least partially, portfolio transaction and administrative costs associated with short-term trading. The shareholder will be charged a fee equal to 2.00% of the amount redeemed and will be charged when shares are sold, exchanged or involuntarily redeemed. In determining the applicability of the redemption fee, shares held for the longest period of time will be treated as being sold first and shares held for the shortest period of time as being sold last. For the six months ended April 30, 2025, the Africa Fund and Real Estate Fund had contributions to capital due to redemption fees in the amount of $406 and $198, respectively.

I) Option Accounting Principles − A Fund may purchase or write put or call options on futures contracts, individual securities, currencies or stock indices to hedge against fluctuations in securities prices and currency exchange rates and to adjust its risk exposure relative to the benchmark. The Fund may use these derivatives for any purpose consistent with its investment objective, such as hedging, obtaining market exposure, and generating premium income.

When a Fund writes an option, the premium received is recorded as a liability. Each day the option contract liability is valued in accordance with the procedures for security valuation discussed previously. When an offsetting option is purchased (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the liability related to such option contract is eliminated. When a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premiums originally received. During and as of the six months ended April 30, 2025, the Funds had no written options.

When a Fund purchases an option, the premium paid is recorded as an asset. Each day, the option contract is valued in accordance with the procedures for security valuation discussed previously. When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated. When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid. During and as of the six months ended April 30, 2025, the Funds had no purchased options.

J) Forward Currency Contracts − Forward currency contracts may be undertaken to hedge against possible variations in the foreign exchange rates between the U.S. dollar and foreign currencies. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed, the Fund records a realized gain or loss equal to the

Commonwealth International Series Trust

Notes to the Financial Statements (continued)

April 30, 2025 - (Unaudited)

difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably. Other risks of forward currency contracts include failing to achieve expected benefit, markets moving in a direction that the Funds did not expect, a Fund’s ability to close out its position in the hedging instrument, and political and social unrest and the possibility of negative governmental actions. During and as of the six months ended April 30, 2025, the Funds held no forward currency contracts.

K) Use of Estimates − The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and these differences could be material.

Note 4 − Related Party Transactions and Other Arrangements

A) Investment Advisor − The Trust, on behalf of each Fund, has retained FCA Corp as the Funds’ investment advisor. Under each Fund’s Investment Advisory Agreement, the Advisor is paid a fee (the “Management Fee”), calculated daily and payable monthly, equal to an annual rate of 0.75% of the average net assets of each Fund.

The Advisor entered into an expense limitation agreement through February 28, 2026, under which it has agreed to limit the total expenses of the Africa Fund and the Japan Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.50% and 1.50% of the average daily net assets of the Africa Fund and the Japan Fund, respectively. The Advisor may not terminate this arrangement prior to February 28, 2026, unless the investment advisory agreement is terminated. The Africa Fund and the Japan Fund each have agreed to repay the Advisor for amounts waived by the Advisor pursuant to the fee waiver agreement to the extent that such repayment occurs within three fiscal years of the date of any such waiver and such repayment does not cause the Africa Fund or the Japan Fund to exceed the expense limitation in place at the time the fee was waived. As of April 30, 2025, the Advisor may seek repayment of investment advisory fee waivers and expense reimbursements in the amounts as follows:

Commonwealth International Series Trust

Notes to the Financial Statements (continued)

April 30, 2025 - (Unaudited)

Recoverable Through	Africa Fund	Japan Fund
October 31, 2025	$42,423	$47,350
October 31, 2026	$80,585	$94,303
October 31, 2027	$81,485	$93,739
April 30, 2028	$42,442	$48,558

Certain officers of the Trust are also officers of the Advisor.

B) Administration, Fund Accounting and Transfer Agent – Ultimus Fund Solutions, LLC (the “Administrator”) serves as the administrator, transfer agent and fund accountant to the Funds. For these services, the Administrator receives fees computed at an annual rate of the daily net assets of the Funds, subject to a minimum annual contractual fee. Certain officers of the Trust are also employees of the Administrator, but are paid no fees directly by the Funds for serving as an officer of the Trust.

C) Distribution – Ultimus Fund Distributors, LLC (the “Distributor”), an affiliate of the Administrator, serves as the principal underwriter for the shares of each Fund of the Trust and receives an annual contractual fee.

Each Fund has adopted a Service and Distribution Plan (each a “Plan”) pursuant to Rule 12b-1 under the Act, whereby up to 0.35% of the Funds’ assets may be used to reimburse the Distributor for costs and expenses incurred in connection with the distribution and marketing of shares of the Funds and the servicing of the Funds’ shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses, marketing literature, and costs of personnel involved with the promotion and distribution of the Funds’ shares. These amounts are disclosed on the Statements of Operations under Distribution (12b-1) fees. While the plans permit each Fund to pay up to 0.35% of its average daily net assets to reimburse for certain expenses in connection with the distribution of its shares, the Board has currently authorized each Fund to pay out only 0.25% under its Plan. If the Board’s intention changes on this matter, the Funds will amend or supplement their prospectus. Out of the foregoing amount, each Fund is permitted to pay up to an aggregate of 0.25% of its average daily net assets to reimburse for certain shareholder services.

D) Legal Counsel − Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the managing partner of Practus, LLP, but he receives no special compensation from the Trust or the Funds for serving as an officer of the Trust.

Note 5 − Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term securities) by the Funds for the six months ended April 30, 2025, were as follows:

Commonwealth International Series Trust

Notes to the Financial Statements (continued)

April 30, 2025 - (Unaudited)

	Commonwealth Australia/New Zealand Fund	Africa Fund	Commonwealth Japan Fund	Commonwealth Global Fund	Commonwealth Real Estate Securities Fund
Purchases	$547,172	$174,802	$438,039	$848,094	$797,576
Sales	145,954	—	69,104	1,527,548	455,700

The Japan Fund had long-term sales for U.S. Government Obligations in the amount of $175,326 during the six months ended April 30, 2025. There were no long-term purchases for U.S. Government Obligations for any of the Funds during the six months ended April 30, 2025.

Note 6 − Financial Instruments with Off-Balance Sheet Risk

In the ordinary course of trading activities, certain of the Funds may trade and hold certain derivative contracts. Such contracts include forward currency contracts, where the Funds would be obligated to buy currency at specified prices, and written put and call options, where the Funds would be obligated to purchase or sell securities at specified prices (i.e., the options are exercised by the counterparties). The maximum payout for the put option contracts is limited to the number of contracts written and the related strike prices, respectively. The maximum payout for uncovered written call option contracts is limited only by how high the underlying rises above the strike price. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

These financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of securities underlying the financial instruments may be in excess of the amounts recognized in the Statements of Assets and Liabilities. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. A call option gives the holder the right to buy the underlying stock from the writer at a specified price within a fixed period of time. Therefore, the securities held by the Fund against which options are written may not be traded and are held in escrow by the custodian. In the ordinary course of trading activities, certain of the Funds trade and hold certain fair valued derivative contracts. Such contracts include forward currency contracts, where the Funds would be obligated to buy currency at specified prices, and written put and call options, where the Funds would be obligated to purchase or sell securities at specified prices (i.e., the options are exercised by the counterparties). The maximum payout for the put option contracts is limited to the number of contracts written and the related strike prices, respectively. The maximum payout for uncovered written call

Commonwealth International Series Trust

Notes to the Financial Statements (continued)

April 30, 2025 - (Unaudited)

option contracts is limited only by how high the underlying security price rises above the strike price. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

Note 7 – Tax Matters

At April 30, 2025, the gross unrealized appreciation (depreciation) on investments, foreign currency translations and cost of securities on a tax basis for federal income tax purposes were as follows:

	Australia/New Zealand Fund	Africa Fund	Japan Fund	Global Fund	Real Estate Securities Fund
Gross unrealized appreciation	$4,735,104	$1,140,397	$2,572,572	$8,558,034	$7,576,155
Gross unrealized depreciation	(877,224)	(513,417)	(244,355)	(19,610)	(168,336)
Net unrealized appreciation (depreciation) on investments	$3,857,880	$626,980	$2,328,217	$8,538,424	$7,407,819
Tax cost of investments	$7,421,978	$3,552,984	$4,075,695	$7,149,608	$7,953,828

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals, straddle deferrals and passive foreign investment companies (‘PFICs’’).

As of October 31, 2024, the Funds’ most recent fiscal year, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Australia/New Zealand Fund	Africa Fund	Japan Fund	Global Fund	Real Estate Securities Fund
Undistributed ordinary income	$123,034	$157,911	$33,911	$—	$5,569
Undistributed long-term capital gains	34,907	—	—	547,543	283,494
Tax accumulated earnings	157,941	157,911	33,911	547,543	289,063
Accumulated capital and other losses	—	(955,507)	(53,101)	(88,410)	—
Unrealized appreciation on investments	4,073,636	540,705	1,930,010	9,690,755	9,037,259
Total accumulated earnings (deficit)	$4,231,577	$(256,891)	$1,910,820	$10,149,888	$9,326,322

Commonwealth International Series Trust

Notes to the Financial Statements (continued)

April 30, 2025 - (Unaudited)

The tax character of distributions paid during the tax year ended October 31, 2024 were as follows:

	Australia/ New Zealand Fund	Africa Fund	Japan Fund	Global Fund	Real Estate Securities Fund
Distributions paid from:
Ordinary income	$31,068	$99,144	$5,994	$—	$—
Total distributions paid	$31,068	$99,144	$5,994	$—	$—

As of October 31, 2024, the following Funds had net capital loss carryforwards which are available to offset future net capital gains, if any:

	Non-Expiring
	Short-Term	Long-Term
Australia/New Zealand Fund	$—	$—
Africa Fund	16,130	939,377
Japan Fund	35,797	17,304
Global Fund	—	—
Real Estate Securities Fund	—	—

Capital loss carryforwards are available to offset future realized capital gains and thereby reduce further taxable gain distributions.

As of October 31, 2024, the Global Fund had $88,410 of qualified late-year ordinary losses, which were deferred until fiscal year 2024 for tax purposes. Net late-year losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Funds’ next taxable year.

Note 8 − Revolving Credit Agreement

The Trust has in place an Amended and Restated Revolving Credit Agreement (the“Agreement”) with its custodian, Fifth Third Bank N.A. (the “Bank”). Pursuant to the terms of the Agreement, the Bank makes available to the Trust, a line of credit facility under which the Bank may make loans to the Trust, on behalf of the Funds, from time to time. The Agreement provides a line of credit in an amount of up to $1,000,000 (the “Committed Amount”) for the Trust with respect to all of the Funds. The Agreement further limits the amount that any Fund may borrow subject to the requirements specified by the 1940 Act, which generally permits a fund to borrow and pledge its shares to secure such borrowing, provided, that immediately thereafter there is asset coverage of at least 300% for all borrowings by a fund from a bank. If borrowings exceed this 300% asset coverage requirement by reason of a decline in net assets of a fund, the fund will reduce its borrowings within three days to the extent necessary to comply with the 300% asset

Commonwealth International Series Trust

Notes to the Financial Statements (continued)

April 30, 2025 - (Unaudited)

coverage requirement. The 1940 Act also permits a fund to borrow for temporary purposes only in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. The terms of the agreement include a non-refundable commitment fee annually in an amount equal to $2,000. Any principal balance outstanding bears interest at the prime rate in effect at the time plus 0% and any amounts not drawn will be assessed unused fees at the rate of 0.275%.

The average amount of borrowings for the days which the Funds borrowed and the average interest rate on those borrowings by the Funds during the six months ended April 30, 2025, were as follows:

	Average Principal	Average Interest Rate
Australia/New Zealand Fund	$108,548	7.65%
Japan Fund	$65,404	7.50%
Global Fund	$100,502	7.50%

During the six months ended April 30, 2025, the Australia/New Zealand Fund, Japan Fund and Global Fund paid $69, $14 and $42, respectively, in interest on borrowings and overdrafts. There were no borrowings outstanding under the Agreement as of April 30, 2025. The Funds only utilize the line of credit for draws greater than $50,000.

Note 9 − Contractual Obligations

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds enter into contracts that contain various representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims against the Funds and is presently unknown. Currently however, the Funds expect the risk of loss to be remote.

Note 10 − Concentration of Market Risk

The Australia/New Zealand Fund invests primarily in securities issued by Australian and New Zealand issuers, the Africa Fund invests primarily in securities issued by African issuers and the Japan Fund invests primarily in securities of Japanese issuers. Investing in companies from specific geographic regions, such as Australia, New Zealand, Africa or Japan, may pose additional risks inherent to a region’s economic and political situation. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, many of the investments in Australia, New Zealand, Africa orJapan are denominated in foreign currencies. As a result, changes in the values of these currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Funds’

Commonwealth International Series Trust

Notes to the Financial Statements (continued)

April 30, 2025 - (Unaudited)

investments. These events may happen separately from, and in response to, events that do not otherwise affect the values of the securities in the issuers’ home countries.

As of April 30, 2025, the Australia/New Zealand Fund held approximately 12% of its net assets in South Port New Zealand Ltd. Due to the large position, an increase or decrease in the value of this security may have a greater impact on the Australia/New Zealand Fund’s net asset value and total return than if the Australia/New Zealand Fund did not focus as much in this particular security.

The Africa Fund may be exposed to additional risks by focusing its investments on issuers in African countries to which other funds invested in securities of issuers in a broader region may not be exposed. The Africa Fund is highly dependent on the state of economics of countries throughout Africa and, Sub-Saharan countries. Changes in economics, tax policies, inflation rates, governmental instability, war or other political or economic factors may affect (positively or negatively) the Fund’s investments.

A large portion of investments held by the Real Estate Securities Fund are considered investments in the real estate sector of the market, which may include REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income and maintaining their exemption from registration under the 1940 Act. Investing in a single market sector may be riskier than investing in a variety of market sectors.

Note 11 − Subsequent Events

Management of the Funds has evaluated the need for disclosures resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Shareholder Meeting Results (Unaudited)

On December 4, 2024, a special meeting of shareholders of the Commonwealth Australia/ New Zealand Fund, Africa Fund, Commonwealth Japan Fund, Commonwealth Global Fund, and Commonwealth Real Estate Securities Fund (collectively, the “Funds”), each a series of the Commonwealth International Series Trust (the “Trust”), was held for the purpose of voting on the following proposals:

1. PROPOSAL 1: To elect three Independent Trustees to the Board of Trustees of the Trust, as follows: John Akard, Jr., Caroline Montalbano and Anthony Box, Jr.

2. PROPOSAL 2: To elect two Interested Trustees to the Board of Trustees of the Trust, as follows: Robert W. Scharar and Christina Doherty.

The shareholders of the Funds voted in favor of each proposal above. The following are the voting results from the special meeting for the proposals listed above:

PROPOSAL 1:	Number of Shares
	For	Withhold	% Voted in Favor
	3,007,215	24,119	99.20%

PROPOSAL 2:	Number of Shares
	For	Withhold	% Voted in Favor
	3,007,172	24,162	99.20%

Effective December 4, 2024, each of the proposals detailed above were approved and adopted.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

FCA Corp (“FCA” or “Advisor”) supervises the investments of the following series portfolios (each may be referred to herein as a “Fund” or collectively as the “Funds”) of the Commonwealth International Series Trust (the “Trust”): the Commonwealth Australia/New Zealand Fund (the “Australia/New Zealand Fund”), the Africa Fund, (the “Africa Fund”) the Commonwealth Japan Fund (the “Japan Fund”), the Commonwealth Global Fund (the “Global Fund”) and the Commonwealth Real Estate Securities Fund (the “Real Estate Fund”) pursuant to the Investment Advisory Agreements (each an “Agreement” and collectively, the “Agreements”) between the

Additional Information (Unaudited) (continued)

Advisor and the Trust with respect to each Fund. At the quarterly meeting of the Board of Trustees (the “Board”) of the Trust that was held on March 21, 2025, held in person, the Trustees, including a majority of the trustees who are not parties to the Agreements or interested persons of any party to any of the Agreements (the “Independent Trustees”), unanimously approved the renewal of the Agreements for another one-year term.

Legal Counsel reviewed with the Board a memorandum and summarized for the Trustees, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of each Agreement. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of each Agreement, including the Gartenberg and Harris cases. Discussion included a review of the following material factors with respect to each of the Funds: (i) the nature, extent, and quality of the services provided by FCA; (ii) the investment performance of the Funds; (iii) the costs of the services to be provided and profits to be realized by FCA from the relationship with the Funds; (iv) the extent to which economies of scale would be realized if the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors; and (v) FCA’s practices regarding possible conflicts of interest. Counsel noted that the continuation of the Agreements was discussed during meetings of the Governance, Nomination and Compensation Committee (“GNC Committee”) held as follows: at a meeting of the GNC Committee held on March 4, 2025; during a meeting of the GNC Committee held on March 21, 2025; and at various other times that the Independent Trustees met informally.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process. The Board, acting directly or through its committees, requested and was provided with information and reports relevant to the annual renewal of each Agreement, including: (i) reports regarding the services and support provided to the Funds and their shareholders by FCA; (ii) quarterly assessments of the investment performance of the Funds by personnel of FCA; (iii) commentary on the reasons for each Fund’s performance; (iv) presentations by the Funds’ portfolio managers addressing FCA’s investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the Funds and FCA; and (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of FCA. The Board also requested and received various informational materials including, without limitation: (i) documents containing information about FCA, a description of personnel and the services provided to each Fund, information on investment advice, performance, summaries of fund expenses, compliance program, current legal matters, insurance coverages and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Funds; (iii) the effect of size on the Funds’ expenses; (iv) FCA’s efforts to promote and market the Funds; and (v) benefits to be realized by FCA from its relationship with the Funds (collectively, the “15(c) Materials”). The Board also discussed the financial position of FCA and its parent company, First Commonwealth Holdings, and the commitment of FCA and its principals to the Funds and to FCA. In their deliberations, the Board did not identify any particular factor that was most important in its consideration to approve the continuation of the Agreements and each Trustee may have afforded different weight to the various factors that are specifically required to be considered for purposes of disclosure in the Funds’ next set of financial statements.

Additional Information (Unaudited) (continued)

Nature, Extent and Quality of the Services Provided by FCA

In considering the nature, extent, and quality of the services provided by FCA, the Trustees reviewed the responsibilities of FCA under each Agreement. The Trustees reviewed the services being provided by FCA to each Fund including, without limitation: (i) the quality of its investment advisory services (including research and recommendations with respect to portfolio securities); (ii) its process for formulating investment recommendations and assuring compliance with each Fund’s investment objectives and limitations, as well as for ensuring compliance with regulatory requirements; and (iii) its efforts to promote and market the Funds and grow each Fund’s assets. The Trustees noted FCA’s continuity of, and commitment to, retain qualified personnel and FCA’s commitment to maintain and enhance its resources and systems; and FCA’s continued cooperation with the Independent Trustees, the Chief Compliance Officer and Counsel for the Funds. The Trustees evaluated FCA’s key professional personnel, including each person’s qualifications, education and experience. The Trustees noted that several of the officers of the Trust, including the Principal Executive Officer and President for the Trust were employees of FCA, and they served the Trust without additional compensation. The Trustees noted the continued efforts of FCA in marketing the Funds. The Trustees considered the growth of the Funds during short- and long-term periods, both in terms of new sales and organically from positive performance. In this regard, the Trustees noted and considered future plans discussed by FCA to promote sales and growth in the Funds. After reviewing the foregoing information and further information in the 15(c) Materials (including FCA’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by FCA were satisfactory and adequate for the Funds.

Investment Performance of the Funds and FCA

In considering the investment performance of the Funds and FCA, the Trustees compared the short-and long-term performance of each Fund with the performance of funds with similar objectives managed by other investment advisors, as compiled by Broadridge using Morningstar’s data. The Trustees also considered the consistency of FCA’s management of the Funds with the investment objectives and policies. The Trustees considered that FCA did not have other accounts that were managed in a manner similar to any of the Funds. With respect to both the Australia/New Zealand Fund and the Africa Fund, the Trustees indicated their belief that the investment strategy of each Fund made it difficult to compare the investment performance of the Fund to other mutual funds. It was noted that Morningstar had categorized both the Australia/New Zealand Fund and the Africa Fund in the Miscellaneous Region peer group category (“Morningstar MR Category”). The Trustees noted that there were no other registered investment companies in the Miscellaneous Region Morningstar peer group that had the same investment objective and strategies as the Australia/New Zealand Fund and the Africa Fund. The Trustees also noted that the custom peer groups compiled by Broadridge were derived from each Fund’s Morningstar category, with inclusion of funds that invest a percentage of their portfolio in the relevant geographic region to that of the Fund. With respect to the Global Fund, the Trustees noted that Morningstar categorized the Fund in the Global Large-Stock Blend category (“Morningstar Global LSB Category”). With respect to the Japan Fund, the Trustees noted that Morningstar categorized the Fund in the Japanese Stock category (“Morningstar JS Category”), and that the custom peer group compiled by Broadridge was derived from this category, as well as peers from other Morningstar categories and funds that invest a percentage of their portfolio in Japanese stock. With respect to the Real Estate Securities Fund, the Trustees noted

Additional Information (Unaudited) (continued)

that Morningstar categorized the Fund in the Real Estate category (“Morningstar RE Category”). Additionally, with regard to the Morningstar peer group comparative data presented, the Trustees discussed the Morningstar peer group category assignments, Broadridge’s custom peer groups, and the appropriateness of those comparisons. In their discussions of each Fund’s performance, the Trustees considered the Advisor’s implementation of each Fund’s investment strategy. The Trustees also discussed the comparison of each Fund’s performance to its respective benchmark index as a supplemental tool to measure the overall performance of the Funds. At the conclusion of the discussion, the Trustees agreed that the unique and specific foreign investment strategies of the Funds do not fit well into predefined Morningstar peer group categories with respect to the Australia/ New Zealand Fund and the Africa Fund.

With respect to the Australia/New Zealand Fund, the Trustees considered the overall relative performance of the Fund on a short- and long-term basis in comparison to the Morningstar MR Category and Broadridge custom peer group. They noted that the Australia/New Zealand Fund underperformed the medians of the Morningstar MR Category and the Broadridge custom peer group for the one-, three-, five- and ten-year periods ended December 31, 2024. The Trustees observed that the Australia/New Zealand Fund underperformed compared to both the S&P/NZX 50 Index and the MSCI ACWI Ex-USA Index for the one-, three-, five- and ten-year periods ended December 31, 2024.

With respect to the Africa Fund, the Trustees reviewed the Africa Fund’s performance compared to the Morningstar MR Category and the Broadridge custom peer group on a short-and long-term basis. The Trustees noted that the Africa Fund outperformed the medians of the Morningstar MR Category and the Broadridge custom peer group for the one- and three-year periods ended December 31, 2024, but underperformed the medians of the Morningstar MR Category and the Broadridge custom peer group for the five- and ten-year periods ended December 31, 2024. The Trustees observed that the Africa Fund outperformed the MSCI Emerging Markets Index for the one- and three-year periods ended December 31, 2024, but that the Fund underperformed for the five- and ten-year periods ended December 31, 2024. The Trustees further observed that the Africa Fund outperformed the Dow Jones Titans Africa 50 Index for the one-three-, five- and ten-year periods ended December 31, 2024.

With respect to the Japan Fund, the Trustees reviewed the Japan Fund’s performance compared to the Morningstar JS Category and the Broadridge custom peer group. The Trustees observed that the Japan Fund underperformed the median of the Morningstar JS Category for the one-, three-, five- and ten-year periods ended December 31, 2024. The Trustees also noted that the Japan Fund outperformed the Broadridge custom peer group for the three-year period ended December 31, 2024, but underperformed the median for the one-, five- and ten-year periods ended December 31, 2024. Further, the Trustees observed that the Japan Fund underperformed its comparative index, Tokyo Stock Price Index, for the one-, three-, five- and ten-year periods ended December 31, 2024.

With respect to the Global Fund, the Trustees reviewed the Global Fund’s performance compared to the Morningstar Global LSB Category and the Broadridge custom peer group on a short- and long-term basis. The Trustees observed that the Global Fund underperformed the medians of the Morningstar Global LSB Category and the Broadridge custom peer group for the one-, three-, five-and ten-year periods ended December 31, 2024. Further, the Trustees observed that the Global Fund

Additional Information (Unaudited) (continued)

underperformed the MSCI World Index and the MSCI ACWI Index for the one-, three-, five- and ten-year periods ended December 31, 2024.

With respect to the Real Estate Fund, the Trustees reviewed the Fund’s performance compared to the Morningstar RE Category and the Broadridge custom peer group on a short- and long-term basis. The Trustees observed that the Real Estate Fund outperformed the medians of the Morningstar RE Category and Broadridge custom peer group for the one-, three-, five- and ten-year periods ended December 31, 2024. The Trustees noted that the Real Estate Fund outperformed the MSCI US REIT index for the three- and five-year periods ended December 31, 2024, but underperformed the index for the one- and ten-year periods ended December 31, 2024.

After reviewing and discussing the short- and long-term investment performance of the Funds further, FCA’s experience managing the Funds, FCA’s historical investment performance, the Advisor’s implementation of each Fund’s investment strategy, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that each Fund’s investment performance was acceptable.

Costs of the Services to be Provided and Profits to be Realized by FCA

In considering the costs of the services to be provided and profits to be realized by FCA from the relationship with the Funds, the Trustees considered: (1) a discussion with FCA regarding its financial condition and the level of commitment to the Funds and FCA by the principals of FCA; (2) the asset level of each of the Funds; (3) the overall expenses of the Funds; and (4) the nature and frequency of advisory fee payments. The Trustees also considered potential benefits for FCA in managing the Funds. The Trustees also noted that FCA continues to be unprofitable with regard to its relationship with the Funds.

The Trustees then compared the advisory fees, total gross operating expenses and total net operating expenses of the Funds to other comparable mutual funds. The Trustees observed that the advisory fee of the Australia/New Zealand Fund was below the average and median advisory fee of the Morningstar MR Category and the Broadridge custom peer group. The Trustees observed that the advisory fee of the Africa Fund was below the average and median of the Morningstar MR Category and the Broadridge custom peer group. The Trustees noted that the advisory fee of the Global Fund was above the average and median advisory fee of the Morningstar Global LCB Category and equal to the average and median of the Broadridge custom peer group. The Trustees noted that the advisory fee of the Japan Fund was below the average and median advisory fee of the Morningstar JS Category and the Broadridge custom peer group. The Trustees noted that the advisory fee of the Real Estate Fund was below the average and equal to the median advisory fee of the Morningstar RE Category and was below the average and median of the Broadridge custom peer group.

The Trustees noted that the Australia/New Zealand Fund’s total gross operating expenses and total net operating expenses were above the median and average of the Morningstar MR Category and the Broadridge custom peer group. The Trustees noted that the Africa Fund’s total net operating expenses were below the median and average of the Morningstar MR Category, and that the Fund’s total gross operating expenses were above the median and average of the category. The Trustees also noted that the total gross operating expenses and total net operating expenses of the Africa Fund were above the average and median expense levels of the Broadridge custom peer group. The Trustees noted that the Global Fund’s total gross operating expenses and total net operating expenses

Additional Information (Unaudited) (continued)

were above the median and average of the Morningstar Global LSB Category and the Broadridge custom peer group. The Trustees noted that the Japan Fund’s total gross operating expenses and total net operating expenses were above the median and average of the Morningstar JS Category. The Trustees also noted that Japan Fund’s total gross operating expenses were lower than the average and higher than the median compared to the Broadridge custom peer group, and that the Fund’s total net operating expenses were higher than the median and average of the Broadridge custom peer group. The Trustees noted that the total gross operating expenses and total net operating expenses of the Real Estate Fund were above the average and median expense levels of Morningstar RE Category and the Broadridge custom peer group.

The Trustees discussed how relatively smaller asset levels of the Funds may limit meaningful comparisons with other funds. The Trustees further considered that the Advisor had contractually agreed to waive fees or reimburse expenses of the Africa Fund and Japan Fund pursuant to an Expense Limitation Agreement, which would reduce expenses for shareholders. The Trustees noted the Funds have a small asset size relative to their Morningstar category peers and incur higher fixed costs. The Board concluded that although the gross and net total operating expenses of each Fund were higher in certain instances compared to the averages and medians of the respective Morningstar categories and the Broadridge custom peer groups, such expenses were unavoidable given the complex regulatory requirements, the unique composition of the Funds, and most importantly, the relatively small levels of assets in each of the Funds.

Based on the foregoing, the Board concluded that the fees to be paid to FCA by the Funds and the profits to be realized by FCA, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by FCA.

Economies of Scale

The Board next considered the impact of economies of scale on the Funds’ size and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors. The Trustees noted that the advisory fee for the Funds would remain the same at all asset levels. The Trustees recognized that FCA put in place a contractual fee waiver for the Africa Fund and the Japan Fund. In light of its ongoing consideration of the Funds’ asset levels, expectations for growth in the Funds, and fee levels, the Board determined that the Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by FCA.

Advisor’s Practices Regarding Possible Conflicts of Interest and Benefits to the Advisor

In considering FCA’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as follows: (i) the experience and ability of the advisory personnel assigned to the Funds; (ii) the basis for soft dollar payments with broker-dealers; (iii) the basis of decisions to buy or sell securities for the Funds and/or FCA’s other accounts, noting that FCA’s separately managed accounts have different investment objectives and are not actively invested in the same investments as the Funds, as such FCA does not aggregate the Fund’s account trades with those of the separately managed accounts; and (iv) the substance and administration of FCA’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust related to FCA’s potential conflicts of interest. The Trustees also noted that FCA may enjoy

Additional Information (Unaudited) (continued)

some enhanced status as an investment adviser to a family of registered mutual funds. Based on the foregoing, the Board determined that FCA’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

Based upon all of the foregoing considerations, and after further review, discussion and determination that the best interests of the Funds’ shareholders were served by the renewal of the Agreements, the Board, including a majority of the Independent Trustees, approved the renewal of the Agreements for the Funds for an additional one-year period.

Disclosure of Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the ‘‘Commission’’) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the Commission’ website at http://www.sec.gov and on the Funds’ website at www.commonwealthfunds.com.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 888-345-1898, and on the Commissions website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 888-345-1898, and on the Commission’s website at http://www.sec.gov.

This report is intended for the shareholders of the family of funds of the Commonwealth International Series Trust. It may not be distributed to prospective investors unless it is preceded or accompanied by the Funds’ current Prospectus. A Prospectus may be obtained at www.commonwealthfunds.com or from the principal underwriter of the Funds or your broker.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Included under Item 7.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable – disclosed with annual report.

(a)(2)	Not applicable.

(a)(3)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Commonwealth International Series Trust

By	/s/ Robert Scharar
Robert Scharar
President and Principal Executive Officer

Date:	7/7/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert Scharar
Robert Scharar
President and Principal Executive Officer

Date:	7/7/2025

By	/s/ Zachary P. Richmond
Zachary P. Richmond
Treasurer and Principal Financial Officer

Date:	7/7/2025